UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Core Plus Bond Fund
Class A [WAPAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$40	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7830-STSR-0824

Western Asset Core Plus Bond Fund
Class C [WAPCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$74	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7829-STSR-0824

Western Asset Core Plus Bond Fund
Class C1 [LWCPX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$74	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7836-STSR-0824

Western Asset Core Plus Bond Fund
Class FI [WACIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$41	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7593-STSR-0824

Western Asset Core Plus Bond Fund
Class R [WAPRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7828-STSR-0824

Western Asset Core Plus Bond Fund
Class I [WACPX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7007-STSR-0824

Western Asset Core Plus Bond Fund
Class IS [WAPSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$18,913,838,720
Total Number of Portfolio Holdings*	2,561
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus Bond Fund	PAGE 1	7272-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.5%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,325,507 (a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,207,968
AT&T Inc., Senior Notes	2.300%	6/1/27	18,490,000	17,108,480
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	15,564,599
AT&T Inc., Senior Notes	2.550%	12/1/33	5,860,000	4,661,441
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	4,211,834
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	4,913,026
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,374,127
AT&T Inc., Senior Notes	3.500%	9/15/53	9,060,000	6,155,068
AT&T Inc., Senior Notes	3.550%	9/15/55	7,490,000	5,053,892
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,062,770
AT&T Inc., Senior Notes	3.650%	9/15/59	600,000	402,700
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	5,444,646
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	6,520,000	5,508,947
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,611,364
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	6,000,000	5,397,281
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	20,287,000	19,729,764
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,658,873
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	9,482,497
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	16,113,000	13,693,850
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	50,000	40,891
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	11,535,000	10,849,829
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,039,562
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	10,881,845
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	14,320,000	9,869,331
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	$3,374,297
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,611,923
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,455,228
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,640,000	11,413,481
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,610,000	4,040,241
Total Diversified Telecommunication Services				194,145,262
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	282,608
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	5,894,158
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	3,410,000	3,410,211
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,040,000	5,735,930
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,452,067
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	11,160,000	9,744,314
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,230,000	1,001,035
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	280,000	218,152
Total Entertainment				34,738,475
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	7,210,000	5,892,091 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	9,401,907 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	17,063,000	13,754,423
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,842,000	4,796,860
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	23,199,000	$21,932,192
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	17,860,000	17,183,205
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	3,308,000	2,705,127
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	14,030,000	12,375,791
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	4,750,000	4,754,392
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	8,030,095
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	13,318
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	6,052,567
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,431,398
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	8,744,957
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	6,350,000	$4,878,802
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,435,219
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,470,432
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	7,990,000	6,197,826
Comcast Corp., Senior Notes	4.150%	10/15/28	20,360,000	19,715,471
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,320,030
Comcast Corp., Senior Notes	4.250%	10/15/30	17,288,000	16,585,201
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,599,435
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	223,742
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	61,683
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	492,614
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	7,046,638
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,216,665
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,202,109
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,122,107
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,351,924
Comcast Corp., Senior Notes	3.969%	11/1/47	10,306,000	8,044,222
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,751,466
Comcast Corp., Senior Notes	3.999%	11/1/49	8,276,000	6,465,023
Comcast Corp., Senior Notes	3.450%	2/1/50	3,417,000	2,413,277
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	5,570,495
Comcast Corp., Senior Notes	2.887%	11/1/51	7,170,000	4,476,922
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	2,918,428
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,131,682
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	11,275,343
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	3,332,690
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	4,919,827
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,004,923 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	$778,611 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	3,640,000	3,814,527
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	12,793,463
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,277,199
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,330,755
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	9,038,733
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,189,750
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	3,827,000	3,323,484
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	9,960,000	9,112,960 (a)
Total Media				305,952,001
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	6,979,418 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	3,858,086 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	6,420,000	4,013,013 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	43,058,000	27,820,019 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	11,720,000	11,504,586
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	17,321,203
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,403,033
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	18,110,000	17,808,817
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,421,535
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,807,176
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,909,262
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,977,322
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	44,685,000	41,783,356
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	8,202,631
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	7,273,529
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	25,920,000	23,317,145
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	8,390,000	8,249,357
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	4,231,108
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	963,004 (a)
Total Wireless Telecommunication Services				218,843,600

Total Communication Services				753,679,338
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 3.0%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	7,500,000	$7,645,358 (a)
Automobiles — 1.2%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	7,310,000	8,346,635
Ford Motor Co., Senior Notes	3.250%	2/12/32	8,250,000	6,822,315
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	12,790,438
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,201,475
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,184,425
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,097,424
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,989,017
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	25,220,000	24,629,761
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,042,218
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	5,730,000	5,973,361
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	12,469,283
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	8,083,000	8,558,686
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	13,085,000	11,688,733
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	15,216,630
General Motors Co., Senior Notes	6.125%	10/1/25	9,220,000	9,271,322
General Motors Co., Senior Notes	5.600%	10/15/32	5,140,000	5,143,973
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,224,944
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,887,146
General Motors Co., Senior Notes	6.250%	10/2/43	2,140,000	2,132,643
General Motors Co., Senior Notes	5.950%	4/1/49	5,450,000	5,293,230
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,340,000	1,305,612
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	39,747,429 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	33,698,666 (a)
Total Automobiles				224,715,366
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	5,240,000	$4,814,713
Amazon.com Inc., Senior Notes	3.875%	8/22/37	4,560,000	4,028,905
Amazon.com Inc., Senior Notes	2.500%	6/3/50	15,110,000	9,248,859
Amazon.com Inc., Senior Notes	3.100%	5/12/51	6,360,000	4,373,834
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,713,705
Prosus NV, Senior Notes	3.061%	7/13/31	36,700,000	30,403,433 (a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	16,579,487 (a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,434,651 (a)
Total Broadline Retail				74,597,587
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	3,020,000	3,087,364 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	2,300,000	2,312,786 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	317,558
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,981,210
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	5,990,000	6,022,801 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	954,761
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,670,000	3,359,253
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	5,610,000	5,640,883
McDonald’s Corp., Senior Notes	3.500%	3/1/27	5,680,000	5,454,254
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	8,033,526
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,615,519
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,167,865
McDonald’s Corp., Senior Notes	4.200%	4/1/50	16,630,000	13,266,961
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	7,900,000	7,845,964 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	6,585,000	6,644,436 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	51,746,000	51,331,649
Sands China Ltd., Senior Notes	4.050%	1/8/26	5,250,000	5,083,792
Sands China Ltd., Senior Notes	2.300%	3/8/27	18,910,000	17,239,695
Sands China Ltd., Senior Notes	5.400%	8/8/28	12,520,000	12,266,519
Sands China Ltd., Senior Notes	2.850%	3/8/29	14,360,000	12,648,301
Sands China Ltd., Senior Notes	3.250%	8/8/31	6,360,000	5,362,666
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,948,351 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	10,691,000	$10,474,122 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	15,970,000	14,987,765 (a)
Total Hotels, Restaurants & Leisure				213,048,001
Household Durables — 0.0%††
Lennar Corp., Senior Notes	4.750%	5/30/25	130,000	129,019
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,898
Lennar Corp., Senior Notes	4.750%	11/29/27	5,200,000	5,129,881
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	568,628
Total Household Durables				5,847,426
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,536,587
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	8,297,620
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,231,153
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,370,285
Home Depot Inc., Senior Notes	3.350%	4/15/50	23,325,000	16,578,757
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	3,890,000	3,776,472
Total Specialty Retail				39,790,874
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	4,903,953
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	14,423
Total Textiles, Apparel & Luxury Goods				4,918,376

Total Consumer Discretionary				570,562,988
Consumer Staples — 1.2%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,420,000	14,225,750
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,360,000	16,272,462
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,297,433
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	15,505,222
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	5,716,741
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,143,332
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,170,000	5,044,063
Total Beverages				64,205,003
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	$192,152 (a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,541,503 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	15,270,000	14,760,454
Total Food Products				19,494,109
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	8,490,000	8,104,055
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	9,790,000	9,093,377
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	11,220,000	10,056,217
Kenvue Inc., Senior Notes	4.900%	3/22/33	8,857,000	8,762,642
Total Personal Care Products				36,016,291
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,666,524
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	959,385
Altria Group Inc., Senior Notes	2.450%	2/4/32	13,640,000	11,034,344
Altria Group Inc., Senior Notes	6.875%	11/1/33	15,220,000	16,460,562
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	13,460,396
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,130,000	4,419,934
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,730,000	7,586,563
Altria Group Inc., Senior Notes	3.700%	2/4/51	6,380,000	4,315,881
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,831,964
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	385,760
BAT Capital Corp., Senior Notes	4.540%	8/15/47	13,375,000	10,308,728
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	5,870,000	5,806,799
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,666,849
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	1,410,000	1,395,438
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	4,550,000	4,465,520
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,639,673
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,079,000	6,536,632
Total Tobacco				102,940,952

Total Consumer Staples				222,656,355
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 6.3%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	$4,843,448
Halliburton Co., Senior Notes	5.000%	11/15/45	1,640,000	1,485,948
Total Energy Equipment & Services				6,329,396
Oil, Gas & Consumable Fuels — 6.3%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,648,334
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,337
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	998,947
Apache Corp., Senior Notes	5.100%	9/1/40	4,609,000	3,936,389
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,422,992
Apache Corp., Senior Notes	4.750%	4/15/43	5,210,000	4,172,125
Apache Corp., Senior Notes	4.250%	1/15/44	11,388,000	8,477,683
Apache Corp., Senior Notes	5.350%	7/1/49	7,450,000	6,242,897
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	4,840,000	4,979,384 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	4,750,000	4,427,717
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,152,910
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	11,220,000	7,307,770
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,144,102
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	724,289
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,708,335 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	16,311,000	13,437,251 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	6,470,000	6,283,742
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,386,208
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	17,660,000	15,084,640
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,501,414 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	17,555,000	17,948,081 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	3,720,000	3,923,216 (a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	910,425
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	$6,677,506 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	16,789,000	16,149,123
Continental Resources Inc., Senior Notes	5.750%	1/15/31	10,559,000	10,387,860 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,441,000	5,270,635
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	25,539,000	24,575,763
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	23,871,254
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,056,737
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,244,860
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,398
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,535,529
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	9,235,331
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	11,462,308
Devon Energy Corp., Senior Notes	5.000%	6/15/45	30,180,000	25,745,804
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	11,109,000	10,249,281
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	7,322,000	5,855,894
Ecopetrol SA, Senior Notes	4.625%	11/2/31	12,540,000	10,272,088
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,340,000	28,226,698
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,227,336 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	14,848,561 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	21,709,838 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	11,153,264
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,825,172
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,085,362
Energy Transfer LP, Senior Notes	3.750%	5/15/30	7,220,000	6,644,129
Energy Transfer LP, Senior Notes	5.550%	5/15/34	9,280,000	9,190,042
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	$3,415,478
Energy Transfer LP, Senior Notes	6.100%	2/15/42	190,000	186,524
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,055,431
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,787,438
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	8,841,168
Energy Transfer LP, Senior Notes	5.400%	10/1/47	3,733,000	3,342,556
Energy Transfer LP, Senior Notes	6.250%	4/15/49	16,740,000	16,667,507
Energy Transfer LP, Senior Notes	5.000%	5/15/50	980,000	832,565
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	13,443,000	13,001,471
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,924,785
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	15,527,000	13,874,202
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	21,640,000	21,022,520
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	5,915,000	6,492,664
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,222,309
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	874,161
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	6,037,000	4,454,032
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,073,379
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	4,965,000	4,649,775 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,610,695
EOG Resources Inc., Senior Notes	4.950%	4/15/50	9,960,000	9,138,011
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,261,336
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	573,809 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	19,639,000	18,785,517
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	10,240,620
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,923,094 (a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,638,145
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,680,000	5,523,681
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,800,000	2,359,682
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	$4,333,480
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	7,450,000	7,273,435 (a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	9,810,000	9,251,038 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,662,430
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,499,750
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,751,525
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,164,939
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	623,349
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,784,281
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	1,576,000	1,782,851
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,140,000	998,625
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	970,000	860,921
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,759,431
MPLX LP, Senior Notes	4.875%	6/1/25	7,370,000	7,307,030
MPLX LP, Senior Notes	4.800%	2/15/29	6,870,000	6,736,802
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	10,295,971
MPLX LP, Senior Notes	5.200%	3/1/47	3,370,000	3,012,259
MPLX LP, Senior Notes	4.700%	4/15/48	6,930,000	5,706,622
MPLX LP, Senior Notes	5.500%	2/15/49	5,766,000	5,324,475
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,441,000	1,441,000
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,030,000	10,017,625
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,087,429
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	18,480,126
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,465,968
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	54,662
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	18,111,712
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	$15,829,295
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,255,125
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	8,185,000	8,554,373
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,829,682
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	13,114,166
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	22,880,000	23,883,471
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,661,041
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	24,115,000	18,157,872
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	15,839,917
ONEOK Inc., Senior Notes	5.550%	11/1/26	5,370,000	5,393,552
ONEOK Inc., Senior Notes	5.800%	11/1/30	8,440,000	8,644,098
ONEOK Inc., Senior Notes	6.050%	9/1/33	9,380,000	9,661,910
ONEOK Inc., Senior Notes	6.625%	9/1/53	18,440,000	19,693,369
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,988,045 (a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	41,700,000	41,528,755
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	19,140,000	15,216,105
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,396,549
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	13,322,263
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,131,569
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,835,169 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	29,380,000	20,602,494 (a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	5,132,525
Shell International Finance BV, Senior Notes	4.550%	8/12/43	4,360,000	3,888,593
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.375%	5/11/45	8,270,000	$7,054,276
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,196,275
Shell International Finance BV, Senior Notes	3.250%	4/6/50	11,710,000	8,135,726
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,716,404
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	894,845
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,663,804
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,920,000	5,449,655
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	773,830 (a)
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,451,491
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,263,045
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,851,962
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,175,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	5,645,000	5,390,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,370,375
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	3,950,000	3,453,351 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	24,380,000	25,094,686
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,683,607 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	7,140,000	7,021,938
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	$2,281,135
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	24,385,000	22,694,463
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	110,000	95,064
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	270,000	234,895
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,340,000	5,562,606
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	180,000	172,828
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,368,728
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,701,925
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,101,811
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,628,680
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	12,920,000	12,610,367
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	882,159
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,606,757
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,652,828
Total Oil, Gas & Consumable Fuels				1,190,798,339

Total Energy				1,197,127,735
Financials — 12.6%
Banks — 8.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,099,810 (a)
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	6.001%	7/15/24	7,226,000	6,199,987 (b)(c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	32,300,000	31,468,505
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,735,581 (c)
Bank of America Corp., Senior Notes	3.500%	4/19/26	11,540,000	11,190,741
Bank of America Corp., Senior Notes	5.000%	1/21/44	28,160,000	26,513,697
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	32,143,227 (c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,768,208 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	$23,864,651 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	20,913,238 (c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	17,610,000	14,889,423 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,180,000	6,078,578 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	27,181,000	25,566,773 (c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,230,000	6,883,519 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	43,500,000	41,603,060 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,050,000	5,731,043 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	16,980,000	13,570,852 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	7,370,000	6,156,766 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	4,901,009 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	20,870,000	19,689,509 (c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	11,580,000	11,551,405
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,330,000	2,308,224
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	$3,001,046
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	9,500,000	9,266,849
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,090,811 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	21,710,000	21,063,265
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,553,417 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,281,907
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	8,362,341 (c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	6,290,000	6,158,592 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	26,940,000	25,763,730 (c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	8,310,000	8,361,755 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	20,170,000	20,708,862 (a)(b)(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,805,851 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	27,650,000	26,562,250 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	15,310,000	14,802,345 (a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	10,000,000	8,386,937 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	45,140,000	44,766,793 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	9,009,000	$8,890,456 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	27,790,000	28,481,606 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,203,848 (a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	6,165,673 (a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,297,002 (a)
Citigroup Inc., Junior Subordinated Notes (3 mo. Term SOFR + 3.685%)	9.007%	8/15/24	1,350,000	1,351,657 (b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	18,223,196 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,395,398
Citigroup Inc., Senior Notes	4.650%	7/30/45	3,792,000	3,313,573
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,619,272
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	11,700,000	9,754,523 (c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	3,660,000	3,142,784 (c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	17,423,057 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,514,393 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	38,740,000	36,629,411 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	14,287,839 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,213,940 (c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	14,270,000	13,684,057 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	15,680,000	14,949,736 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	3,760,000	3,701,128 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,260,000	$6,973,979 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,834,109
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	18,380,000	18,367,188
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	6,500,000	6,342,252
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	26,770,000	26,100,384
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,772,685
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	136,197
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,085,431
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,668,843
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,786,196
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	26,630,000	26,220,165
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	18,350,000	17,580,570 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	12,470,000	11,906,741 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,677,097 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,312,877 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	7,976,141 (a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,299,636 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	242,100 (a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	10,210,000	10,284,199 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	810,000	$796,400
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000	24,251,359 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,590,000	10,022,404 (c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000	3,353,651 (c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	11,560,000	11,357,381
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	14,280,000	13,254,042 (c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	10,821,307 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	16,274,930 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	24,087,747 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	9,130,000	7,894,212 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,730,062 (c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,976,372 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	10,000,000	7,488,953 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	3,840,000	2,616,533 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	29,830,000	28,220,853 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	15,100,000	$14,535,745 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	15,000,000	14,453,806 (c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,182,727
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	8,410,000	8,195,895
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,950,000	1,901,276
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	384,103
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,002,139 (b)(c)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,510,000	6,309,105
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	194,319
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,128,110 (c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,271,670
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	12,905,463 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	7,490,000	7,256,159 (c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,329,728 (c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,948,348 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	19,230,000	$19,445,910 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	7,600,000	7,609,226 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	9,190,000	8,826,770
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	12,660,000	11,602,382
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	9,770,000	9,698,486
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	229,000	186,141 (a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,565,856
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,050,000	4,760,999
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	12,950,000	13,046,720 (c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	312,436 (a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	23,580,000	22,778,554
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,950,000	1,803,362 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	12,250,000	12,438,763 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	5,610,000	5,690,667 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	11,510,000	10,936,060
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	20,920,000	20,119,657
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	19,740,000	19,171,931 (c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	25,508,467 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,119,893 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	7,365,261 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	18,440,000	$17,567,591 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	15,920,000	15,247,126 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	66,800,000	60,891,289 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	4,660,000	4,658,340 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,310,000	1,322,123 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	15,880,000	15,465,317
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,639,500
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,766,832
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	15,670,000	13,246,968
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	12,534,000	10,909,130
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	2,350,000	1,897,346
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	12,485,000	10,582,597
Total Banks				1,599,900,395
Capital Markets — 3.2%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,882,163
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	28,270,000	28,603,158
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	5,290,000	5,510,759 (c)
Credit Suisse AG AT1 Claim	—	—	61,000,000	1,830,000 *(d)(e)
UBS AG/Stamford CT, Senior Notes	7.500%	2/15/28	30,800,000	32,966,435
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.375%	7/29/24	303,000	261,564 (b)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	3,240,000	$3,238,795
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	450,000	444,547
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,713,978
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,207,841
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,767,010
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	15,490,540
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	8,764,106
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	17,600,000	14,804,422 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,663,487 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,509,483 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,290,675 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,537,566 (c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	5,760,000	5,511,622 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	29,115,000	27,632,457 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	14,700,000	14,154,103 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	18,260,000	17,947,919
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	$9,327,086
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,341,000	14,362,121
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,334,518 (a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	26,590,000	25,827,422 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,670,312 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	23,097,961 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	16,510,000	15,155,475 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	23,723,000	22,590,095 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,122,427 (c)
UBS AG, Senior Notes	7.950%	1/9/25	34,910,000	35,280,919
UBS AG, Senior Notes	2.950%	4/9/25	13,780,000	13,507,921
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	3,921,632
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	9,040,000	9,243,825 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	25,750,000	27,768,877 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	5,460,000	6,128,260 (a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,786,853 (a)
UBS Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,657,352
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	10,080,381 (a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	40,639,199 (a)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,407,542 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	$5,837,603 (a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	34,706,845 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	16,870,000	15,754,282 (a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,280,989 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,912,876 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	9,360,000	11,287,787 (a)(c)
Total Capital Markets				600,423,190
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	15,630,000	15,089,379
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	31,910,000	29,777,627
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	21,020,000	19,109,678
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	12,213,835
Ahold Lease USA Inc. Pass-Through- Trust, Senior Secured Notes	8.620%	1/2/25	12,138	12,289
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	163,359
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	13,980,000	11,948,186
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	2,870,000	2,392,455 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	6,920,000	7,101,852 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	3,575,714
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,822,185
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	939,068 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	$12,944,097
Visa Inc., Senior Notes	4.300%	12/14/45	11,990,000	10,407,521
Total Financial Services				116,407,866
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	23,900,000	23,804,137
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	290,552
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,692,580 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,555,067 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,567,897
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,184,139 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	6,864,408 (a)
Total Insurance				56,958,780

Total Financials				2,388,779,610
Health Care — 4.3%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	2.600%	11/21/24	41,910,000	41,451,247
AbbVie Inc., Senior Notes	4.800%	3/15/29	13,400,000	13,350,986
AbbVie Inc., Senior Notes	3.200%	11/21/29	45,280,000	41,560,225
AbbVie Inc., Senior Notes	4.950%	3/15/31	5,910,000	5,896,592
AbbVie Inc., Senior Notes	5.050%	3/15/34	8,180,000	8,159,172
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	132,853
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	428,739
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,192,544
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	9,820,651
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,653,251
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,498,847
Total Biotechnology				130,145,107
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	580,000	563,331
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	1,062,787
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,975,000	1,741,600
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	8,020,000	8,120,795 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	15,910,000	$9,730,895 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	14,230,000	14,189,468 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	14,120,000	13,946,544 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	18,290,000	17,971,685 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	14,890,000	14,242,842 (a)
Total Health Care Equipment & Supplies				81,569,947
Health Care Providers & Services — 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,365,467
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	12,086,563
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,718,393
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,198,126
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,175,750
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	8,393,260
Cigna Group, Senior Notes	4.375%	10/15/28	14,430,000	14,015,771
Cigna Group, Senior Notes	4.800%	8/15/38	26,282,000	24,165,910
Cigna Group, Senior Notes	4.900%	12/15/48	8,400,000	7,388,165
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,194,600
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,237,000	2,197,324
CVS Health Corp., Senior Notes	3.625%	4/1/27	3,550,000	3,406,218
CVS Health Corp., Senior Notes	4.300%	3/25/28	10,320,000	9,967,483
CVS Health Corp., Senior Notes	3.750%	4/1/30	16,430,000	15,125,297
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	8,132,365
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	3,058,498
CVS Health Corp., Senior Notes	2.125%	9/15/31	11,290,000	9,068,077
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	3,816,934
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	10,931,098
CVS Health Corp., Senior Notes	5.050%	3/25/48	19,703,000	16,988,855
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	8,587,434
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	1,592,043	1,558,414
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	913,377	923,472
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,802,524	4,815,660
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,103,086
Elevance Health Inc., Senior Notes	3.650%	12/1/27	3,165,000	3,026,257
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,323,199
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,323,485
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	775,711 (a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,530,726
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	$735,153
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,948,376
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	516,812
HCA Inc., Senior Notes	4.500%	2/15/27	1,780,000	1,739,799
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	706,466
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,134,679
HCA Inc., Senior Notes	3.500%	9/1/30	10,403,000	9,386,709
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,478,486
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	16,629,622
Humana Inc., Senior Notes	3.950%	3/15/27	5,310,000	5,135,345
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,544,290
Humana Inc., Senior Notes	4.625%	12/1/42	2,320,000	1,950,119
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,155,166
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	509,170
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,615,587
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,308,497
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	7,820,000	7,362,694
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	10,183,698
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	2,828,987
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	7,720,000	6,624,171
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	4,864,049
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	701,051
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	7,691,675
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	990,772
Total Health Care Providers & Services				306,102,971
Pharmaceuticals — 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	4,699,504 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	25,077 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	10,179,521 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	16,901,000	8,661,763 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	3,543,620 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	550,148 (a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	12,823,000	12,797,777
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	7,370,000	7,400,271
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	19,870,000	$19,836,916
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	2,950,893
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	4,060,000	4,005,559
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	3,010,000	2,942,626
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	18,500,000	18,146,612
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	2,080,000	1,987,855
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	15,090,000	14,425,908
Johnson & Johnson, Senior Notes	3.625%	3/3/37	6,720,000	5,868,759
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,470,795
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	16,410,000	10,269,011
Pfizer Inc., Senior Notes	2.625%	4/1/30	12,195,000	10,822,338
Pfizer Inc., Senior Notes	1.700%	5/28/30	10,390,000	8,749,088
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	5,902
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,378,232
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,230,000	3,240,966
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	81,598,000	76,645,605
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	9,398,203
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	850,401
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	24,946,630
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,745,436
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	15,326,582
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,373,496
Total Pharmaceuticals				295,245,494

Total Health Care				813,063,519
Industrials — 2.5%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	31,230,000	30,904,358
Boeing Co., Senior Notes	2.196%	2/4/26	14,950,000	14,058,154
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	$3,531,932
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,657,176
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,366,485
Boeing Co., Senior Notes	3.200%	3/1/29	6,190,000	5,494,282
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	835,811
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,738,454
Boeing Co., Senior Notes	3.750%	2/1/50	2,520,000	1,650,470
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,348,512
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,838,752
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,716,681
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,222,276
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,273,690
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	28,430,000	22,958,584
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	4,040,000	3,823,163
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	6,345,000	6,255,821
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	13,100,000	12,343,137
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	18,320,000	17,395,554
RTX Corp., Senior Notes	3.950%	8/16/25	10,890,000	10,707,457
RTX Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,491,664
RTX Corp., Senior Notes	2.250%	7/1/30	13,000,000	11,108,225
RTX Corp., Senior Notes	6.000%	3/15/31	10,850,000	11,306,623
RTX Corp., Senior Notes	4.500%	6/1/42	11,509,000	9,975,948
RTX Corp., Senior Notes	3.030%	3/15/52	11,750,000	7,497,887
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	6,860,000	6,903,170 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	8,440,000	8,535,451 (a)
Total Aerospace & Defense				220,939,717
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	26,530,000	25,248,203 (a)
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	611,678
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,222,431
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	508,222
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	5,290,000	$5,403,386 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	9,390,000	9,182,735
Total Commercial Services & Supplies				22,316,774
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,537,807
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,340,681
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	6,886,892
Union Pacific Corp., Senior Notes	2.891%	4/6/36	22,190,000	17,891,329
Union Pacific Corp., Senior Notes	3.839%	3/20/60	7,430,000	5,464,445
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	8,744,152
Total Ground Transportation				40,327,499
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	17,950,000	17,802,700
Machinery — 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,921,310 (a)
Passenger Airlines — 0.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	8,770,000	9,117,222 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,910,000	9,096,558
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	8,487,000	8,385,812 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	7,950,000	7,745,658 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	9,450,000	9,476,375 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	8,576,535 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,350,000	5,174,345 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	25,195,341 (a)
Total Passenger Airlines				82,767,846
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	$9,383,239
Air Lease Corp., Senior Notes	5.300%	2/1/28	5,660,000	5,650,504
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,285,841 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	17,770,000	15,869,696
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	9,232,407
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	6,840,000	6,823,603 (a)
Total Trading Companies & Distributors				51,245,290

Total Industrials				469,718,824
Information Technology — 0.6%
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,140,458
Broadcom Inc., Senior Notes	3.137%	11/15/35	25,330,000	20,293,232 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	121,930 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,538,527 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	9,807,599
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	387,270
Micron Technology Inc., Senior Notes	5.300%	1/15/31	8,750,000	8,732,669
Micron Technology Inc., Senior Notes	5.875%	2/9/33	7,071,000	7,226,926
NVIDIA Corp., Senior Notes	3.700%	4/1/60	12,190,000	9,230,596
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,339,568
Total Semiconductors & Semiconductor Equipment				66,818,775
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,206,049
Oracle Corp., Senior Notes	1.650%	3/25/26	24,310,000	22,798,745
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,375,366
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	9,616,479
Oracle Corp., Senior Notes	2.875%	3/25/31	19,260,000	16,637,662
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	567,427
Total Software				54,201,728

Total Information Technology				121,020,503
Materials — 1.4%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	10,930,000	10,582,013 (a)
OCP SA, Senior Notes	4.500%	10/22/25	4,110,000	4,035,445 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	3.750%	6/23/31	11,410,000	$9,859,649 (a)
OCP SA, Senior Notes	6.750%	5/2/34	21,990,000	22,593,076 (a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	8,910,744 (a)
OCP SA, Senior Notes	7.500%	5/2/54	4,890,000	4,994,267 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	18,240,000	17,018,923 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	25,600,000	21,196,019 (a)
Total Chemicals				99,190,136
Containers & Packaging — 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,090,000	923,634 (a)
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,383,376 (a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,608,566 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,585,086 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,753,034
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,363,161
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	4,260,000	4,233,191
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	3,300,000	3,081,239
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,170,000	3,316,217 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	210,000	205,392 (a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	129,445
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,510,285
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	24,172,000	22,976,796
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,085,513 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,370,000	7,107,784 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	27,700,000	25,883,689
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,641,836
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	632,384
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	$6,709,362
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	7,066,447
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,014,093
Total Metals & Mining				141,286,896
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	21,150,000	18,440,846
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	4,100,000	3,358,634
Total Paper & Forest Products				21,799,480

Total Materials				263,200,146
Real Estate — 0.2%
Diversified REITs — 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	327,417 (a)
Health Care REITs — 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	3,032,797 (a)
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	7,380,000	7,260,895
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,802,567 (a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	459,225 (a)
Total Retail REITs				24,261,792

Total Real Estate				34,882,901
Utilities — 0.4%
Electric Utilities — 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,028,015 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	2,906,356
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	5,670,000	5,354,833
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,120,017
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	10,802,000	10,372,715
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	10,344,000	8,911,353
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,993,960
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,862,518
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	$1,226,359
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,640,205
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,831,728
Total Electric Utilities				59,248,059
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	4,960,706
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,506,988
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	3,938,012
Total Multi-Utilities				12,405,706

Total Utilities				71,653,765
Total Corporate Bonds & Notes (Cost — $7,580,397,065)				6,906,345,684
Mortgage-Backed Securities — 34.9%
FHLMC — 8.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	2/1/26- 5/1/53	67,710,203	65,932,933
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32- 4/1/52	52,761,826	45,924,246
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33- 5/1/52	29,579,263	27,246,365
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38- 4/1/54	125,996,031	124,755,477
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 1/1/52	607,191,337	495,336,660
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 2/1/51	148,960,049	120,158,403
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 4/1/52	448,916,645	374,033,480
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41- 4/1/54	58,981,035	59,597,787
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42- 4/1/52	63,544,666	59,235,802
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 12/1/52	90,599,287	86,320,505
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53- 4/1/54	65,358,595	67,077,855
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.619%)	2.883%	11/1/47	13,113,560	$12,809,359 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.103%	2/1/50	18,671,278	17,986,607 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	37,623,023	35,480,668 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.140%	3/1/47	2,745,640	2,558,664 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25- 6/1/41	553,341	549,723
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29- 9/1/39	980,612	1,002,425
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32- 3/1/39	246,015	259,974
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	10,452,388	9,587,408
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 9/1/48	53,321,876	46,793,298
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42- 8/1/47	15,191,103	14,298,903
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	11/1/44- 6/1/47	2,570,082	2,480,339
Total FHLMC				1,669,426,881
FNMA — 17.4%
Federal National Mortgage Association (FNMA)	4.500%	1/1/27- 8/1/58	150,347,509	144,336,547
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 4/1/54	49,159,667	50,491,247
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 3/1/54	90,641,618	91,788,521
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	39,675,000	39,633,949
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 2/1/39	1,297,946	1,362,699
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	673	690
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	3.310%	5/1/33	607,352	$554,462
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	400,000	409,878
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 5/1/52	296,650,426	269,116,494
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/53	108,122,889	105,851,725
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 6/1/52	624,665,251	549,732,834
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	127,713,784	127,034,946
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 9/1/61	518,984,091	433,277,489
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	465,195,084	377,491,065
Federal National Mortgage Association (FNMA)	1.500%	4/1/41- 3/1/51	78,735,389	60,549,289
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 6/1/57	244,038,656	226,663,417
Federal National Mortgage Association (FNMA)	5.500%	7/1/53	9,108,727	9,028,208 (f)
Federal National Mortgage Association (FNMA)	2.000%	7/1/54	33,000,000	25,814,766 (g)
Federal National Mortgage Association (FNMA)	2.500%	7/1/54	192,100,000	156,884,167 (g)
Federal National Mortgage Association (FNMA)	3.000%	7/1/54	232,800,000	198,061,877 (g)
Federal National Mortgage Association (FNMA)	3.500%	7/1/54	42,100,000	37,265,078 (g)
Federal National Mortgage Association (FNMA)	4.000%	7/1/54	60,900,000	55,730,637 (g)
Federal National Mortgage Association (FNMA)	5.500%	7/1/54	118,400,000	116,785,875 (g)
Federal National Mortgage Association (FNMA)	6.000%	7/1/54	146,500,000	146,929,200 (g)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	7/1/54	65,000,000	$66,162,891 (g)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.831%)	6.962%	11/1/35	6,017	6,076 (c)
Total FNMA				3,290,964,027
GNMA — 8.7%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	811,150	829,200
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	13,781	14,265
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	2,823,192	2,884,750
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	4,138	4,129
Government National Mortgage Association (GNMA)	8.000%	12/15/30	6,021	6,023
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	2,046,352	2,083,355
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	21,817,106	19,410,499
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	19,303,612	18,615,704
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	7,367,083	6,764,336
Government National Mortgage Association (GNMA) II	5.000%	4/20/35- 5/20/53	108,445,530	106,666,087
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	684,942	713,053
Government National Mortgage Association (GNMA) II	6.000%	9/20/38- 1/20/54	60,903,000	61,573,207
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 9/20/52	128,463,189	123,532,058
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 6/20/52	167,473,377	151,335,450
Government National Mortgage Association (GNMA) II	4.000%	3/20/45- 6/20/52	117,790,348	110,156,839
Government National Mortgage Association (GNMA) II	3.000%	1/20/46- 4/20/53	197,501,255	171,332,764
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	8/20/50- 12/20/51	215,128,508	$178,926,835
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 4/20/51	370,307,235	298,759,271
Government National Mortgage Association (GNMA) II	5.500%	11/20/52- 8/20/53	166,630,987	166,023,087
Government National Mortgage Association (GNMA) II	3.000%	7/20/54	42,600,000	37,121,907 (g)
Government National Mortgage Association (GNMA) II	3.500%	7/20/54	51,300,000	46,065,797 (g)
Government National Mortgage Association (GNMA) II	4.000%	7/20/54	8,600,000	7,947,945 (g)
Government National Mortgage Association (GNMA) II	5.000%	7/20/54	12,900,000	12,562,179 (g)
Government National Mortgage Association (GNMA) II	6.000%	7/20/54	50,200,000	50,416,325 (g)
Government National Mortgage Association (GNMA) II	6.500%	7/20/54	66,500,000	67,457,928 (g)
Total GNMA				1,641,202,993

Total Mortgage-Backed Securities (Cost — $7,023,946,853)				6,601,593,901
Collateralized Mortgage Obligations(h) — 14.6%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	16,410,000	15,078,384 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	7.746%	9/15/34	10,880,000	9,932,322 (a)(c)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.454%	9/15/34	1,780,000	1,585,529 (a)(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,525,114	2,025,172
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.761%	7/25/36	4,472,058	3,841,543 (c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	6.561%	8/25/36	2,358,715	1,180,083 (c)
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 6.516%)	1.170%	2/25/37	10,344,849	1,138,490 (c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.653%	7/20/46	207,372	166,630 (c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	23,020,719	22,507,951 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,647,000	$11,463,036 (a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	5.720%	4/29/37	6,295,796	6,226,085 (a)(c)
BANK, 2020-BN29 C	3.135%	11/15/53	2,500,000	1,922,747 (c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	18,300,000	18,482,195
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	29,160,000	22,010,388 (a)(c)
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	8.017%	7/15/37	16,390,000	15,485,731 (a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	7,020,530	5,238,074 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,437,171	1,219,930
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	12.593%	7/25/36	1,287,360	1,462,756 (c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	5.800%	3/25/37	7,214,469	6,579,874 (c)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	5,000,000	4,278,170 (a)(c)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	30,000,000	30,986,883 (c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	21,692,573 (c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	20,000,000	20,249,268 (c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.262%	7/15/25	62,420,000	60,532,232 (a)(c)
BIG Commercial Mortgage Trust, 2022- BIG F (1 mo. Term SOFR + 5.436%)	10.764%	2/15/39	13,160,000	12,788,942 (a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.227%	4/15/37	9,650,000	9,665,271 (a)(c)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. Term SOFR + 4.004%)	9.333%	10/15/38	7,039,082	6,885,193 (a)(c)
BX Commercial Mortgage Trust, 2022- LP2 G (1 mo. Term SOFR + 4.106%)	9.435%	2/15/39	19,973,843	19,742,849 (a)(c)
BX Commercial Mortgage Trust, 2023- XL3 A (1 mo. Term SOFR + 1.761%)	7.090%	12/9/40	12,080,000	12,107,927 (a)(c)
BX Commercial Mortgage Trust, 2024- XL5 A (1 mo. Term SOFR + 1.392%)	6.720%	3/15/41	15,420,439	15,357,646 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.780%	8/15/39	24,426,473	$24,418,840 (a)(c)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	8.209%	7/15/29	4,800,000	4,790,417 (a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	11,500,000	10,680,747
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	5.660%	10/25/36	188,092	172,130 (a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,785,593
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,396,937 (c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.177%	8/25/35	32,572	24,958 (c)
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.341%	11/15/37	35,053,442	34,936,781 (a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	12,013,405	11,752,777 (a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	368,650	361,336
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.416%	2/10/48	3,070,000	2,754,079 (c)
Commercial Mortgage Trust, 2014- CR19 B	4.703%	8/10/47	8,410,000	8,230,972 (c)
Commercial Mortgage Trust, 2014- CR21 C	4.562%	12/10/47	11,948,000	11,330,328 (c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,634,336 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,733,979 (a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,019,769 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	11,161,573 (a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	7,843,904 (a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	23,400,000	21,638,654 (a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	30,769,811	27,318,423 (a)(c)
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.521%)	11.850%	10/15/37	7,990,000	7,061,311 (a)(c)
CSMC Trust, 2020-RPL3 A1	4.080%	3/25/60	137,720	137,246 (a)(c)
CSMC Trust, 2020-RPL6 A1	3.425%	3/25/59	24,091,699	24,007,017 (a)(c)
CSMC Trust, 2021-RPL1 A1	4.055%	9/27/60	10,893,949	10,671,906 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.824%	10/25/66	40,282,200	$38,565,929 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.273%	1/9/25	33,000,000	30,062,226 (a)(c)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	19,744,478	19,743,313 (a)(c)
DTP Commercial Mortgage Trust, 2023-STE2 A	6.038%	1/15/41	21,950,000	21,995,603 (a)(c)
Extended Stay America Trust, 2021- ESH A (1 mo. Term SOFR + 1.194%)	6.523%	7/15/38	10,893,534	10,859,847 (a)(c)
Extended Stay America Trust, 2021- ESH E (1 mo. Term SOFR + 2.964%)	8.293%	7/15/38	6,717,679	6,714,400 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	15,503,008	875,825 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	34,072,000	2,851,414 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.016%	10/25/36	32,841,683	4,587,326 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	22,500,000	1,101,372 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.375%	6/25/29	6,300,000	339,292 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.945%	10/25/29	27,511,272	1,003,119 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.507%	1/25/30	16,296,000	1,083,213 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.440%	1/25/30	45,794,310	2,775,176 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K110 X1, IO	1.811%	4/25/30	49,524,862	3,755,748 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.525%	7/25/30	10,270,608	682,397 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K120 X1, IO	1.129%	10/25/30	9,986,668	$501,200 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.967%	11/25/30	15,815,800	688,489 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.861%	12/25/30	35,774,667	1,381,124 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K128 X1, IO	0.610%	3/25/31	124,121,975	3,356,879 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K130 X1, IO	1.143%	6/25/31	24,138,064	1,367,779 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.443%	9/25/31	97,983,764	2,057,816 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K137 X1, IO	0.297%	11/25/31	28,937,103	338,445 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.403%	3/25/32	69,229,250	1,364,917 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.450%	4/25/55	6,984,031	161,798 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K145 X1, IO	0.430%	6/25/55	80,127,656	1,782,496 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.352%	6/25/54	107,055,886	1,876,433 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.488%	6/25/32	28,631,656	739,702 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K149 X1, IO	0.403%	8/25/32	392,495,133	8,162,564 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K154 X1, IO	0.527%	1/25/33	102,325,439	2,849,825 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.421%	4/25/33	177,778,952	$3,927,013 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.405%	7/25/26	19,021,412	385,773 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.741%	10/25/26	42,100,954	467,064 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.650%	12/25/27	42,814,640	697,647 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.863%	3/25/28	20,336,518	383,575 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K743 X1, IO	1.021%	5/25/28	75,418,816	2,286,518 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K131 X1, IO	0.829%	7/25/31	63,893,812	2,640,546 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.436%	7/25/35	18,299,762	1,844,503 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-1518 X1, IO	0.953%	10/25/35	40,392,449	2,618,267 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,931,366	481,494 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-157 X1, IO	0.419%	5/25/33	65,195,201	1,434,105 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.269%	11/25/33	21,231,277	211,466 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-161 X1, IO	0.357%	10/25/33	48,000,000	847,834 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K163 X1, IO	0.475%	3/25/34	38,461,067	1,005,295 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.363%	6/25/27	11,983,182	$294,132 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,689,829	2,778,720
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	4,273,314	4,279,532
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.842%	11/15/36	483,948	42,636 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.982%	2/15/37	2,722,113	216,619 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.582%	9/15/37	822,379	63,635 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	308,289	2,941
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.782%	1/15/40	1,062,895	90,678 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,283,654	1,280,570
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.502%	10/15/41	1,920,951	168,533 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.042%	12/15/41	1,887,949	211,908 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.602%	8/15/39	1,363,891	106,946 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.552%	8/15/42	548,569	57,870 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,263,282	107,679
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	785,880	30,713
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.802%	9/15/42	944,554	$75,868 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	337,310	8,155
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	108,106	1,630
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,178,557	8,813,358
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.302%	4/15/41	1,882,754	117,934 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	7,212,549	6,324,486
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	4,903,635	4,300,062
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,017,751	3,440,497
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,333,741	5,867,912
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	9,789,384	1,218,082
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	7,848,176	1,146,225
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	21,507,520	3,432,893
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	9,111,630	1,525,317
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	16,658,878	2,243,070
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	4,985,939	718,830
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	5,341,164	665,839
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	26,040,938	4,396,692
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	19,774,763	2,643,376
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5068 AI, IO	3.000%	11/25/50	9,154,857	1,554,575
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,059,774	$924,885
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	11,066,762	1,331,057
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	9,958,027	8,448,864
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	8,262,355	1,317,021
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	32,321,120	4,569,524
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,417,049	928,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	2,996,864	358,747
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	9,504,677	1,970,705
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	4,208,829	672,624
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	19,586,547	3,353,011
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	18,351,503	3,719,991
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	8,766,326	1,276,051
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	5,191,079	688,314
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	4,199,807	842,032
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	11,714,508
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,900,000	6,905,872
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,804,443	1,444,801
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	44,278,614	7,313,578
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	17,608,334	3,651,991
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	22,235,204	3,576,739
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	4,761,798	$603,347
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 KI, IO	2.000%	2/25/51	51,043,370	6,571,507
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	62,182,104	8,122,139
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	15,113,459	2,608,872
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IB, IO	2.500%	10/25/51	18,302,421	2,431,738
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IC, IO	4.500%	11/25/51	3,125,518	714,239
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	26,418,802	4,764,533
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	10.135%	10/25/50	18,832,000	21,570,768 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.135%	1/25/51	20,274,622	20,411,593 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.735%	8/25/33	10,010,000	11,199,511 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.635%	8/25/33	22,864,196	23,305,113 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.385%	1/25/34	13,330,000	14,262,591 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.735%	2/25/42	30,104,000	30,887,980 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.835%	6/25/42	33,000,000	35,838,673 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	12.085%	6/25/42	7,600,000	$8,630,023 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	9.035%	9/25/42	5,000,000	5,329,782 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	12.935%	4/25/43	5,000,000	5,758,478 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA2 A1 (30 Day Average SOFR + 1.250%)	6.585%	5/25/44	14,820,330	14,887,433 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	8,936,682	8,809,519 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.437%	2/15/38	390,716	21,007 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	118,421	4,249
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.652%	8/15/44	3,506,558	360,819 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.552%	12/15/46	8,878,071	889,375 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,778,521	932,056
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	689,027	178,352
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	6,329,575	618,507
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	4,092,079	559,403
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M2 (30 Day Average SOFR + 3.114%)	8.450%	7/25/24	19,355,898	19,389,196 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.450%	7/25/25	4,010,670	$4,187,277 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.200%	10/25/30	21,245,000	23,134,843 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.550%	7/25/39	3,786,974	3,970,850 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	8.450%	1/25/40	2,450,000	2,524,464 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.285%	6/25/42	11,395,755	11,784,449 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R08 1M2 (30 Day Average SOFR + 3.600%)	8.935%	7/25/42	3,000,000	3,182,129 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,692,187	4,380,386
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.948%	6/25/34	11,050,363	394,583 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.668%	6/25/29	51,665,301	1,078,877 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,164,239	2,715,960
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.544%	9/25/34	39,440,037	2,266,927 (c)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,970,576	3,744,732
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.206%	10/25/35	1,008,888	73,474 (c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.301%	3/25/36	636,659	42,173 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.007%	7/25/36	1,492,001	$150,611 (c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	5.681%	12/25/36	1,655,072	156,747 (c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	5.681%	12/25/36	1,910,590	145,672 (c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.030%	4/25/40	818,589	83,105 (c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	3,365,476	3,289,735
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	414,809	424,501
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.250%	10/25/26	104,157	1,341 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	90,842	92,182
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.050%	4/25/42	1,004,672	115,150 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,545,906	1,589,191
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,284,519	2,410,761
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	127,952	110,541
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.200%	3/25/42	1,450,468	88,978 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	76,561	$67,333
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.150%	7/25/42	185,691	19,959 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	221,605	6,561
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	58,599	631
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	9,276,111	8,244,839
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	12/25/42	1,317,153	136,891 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	12/25/42	980,070	113,673 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	12/25/42	3,316,382	370,129 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,171,289	2,264,024
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	6,236,387	6,328,990
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	3/25/42	1,577,879	70,742 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	1,976,392	349,971
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	88,252	2,743
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,995,273	$360,620
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	6/25/43	2,350,195	276,829 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.500%	12/25/43	5,323,440	490,627 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,885,453	7,509,863
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.486%	8/25/44	1,969,428	97,154 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.274%	8/25/55	3,849,182	150,759 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	8/25/45	1,399,597	171,429 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,207,099	6,831,224
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.550%	11/25/45	8,156,080	742,242 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.650%	9/25/46	3,356,259	237,689 (c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.650%	10/25/57	15,770,967	1,770,644 (c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.750%	11/25/47	4,872,797	450,257 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	14,671,513	$3,006,814
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	8,865,833	1,727,429
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,973,473	8,179,907
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,127,931
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	8,990,726	1,472,286
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	24,670,938	21,058,378
Federal National Mortgage Association (FNMA) REMIC, 2020-61 NI, IO	3.500%	9/25/50	8,891,134	1,488,210
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,195,176	1,336,739
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	7,433,466	1,257,101
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	46,591,592	7,364,500
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	19,283,065	2,662,766
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,229,099	1,037,444
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	12,769,638	1,921,608
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	37,582,579	6,055,839
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	6,016,836	$1,041,576
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	4,240,453	927,306
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	7,751,105	6,208,270
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	30,470,858	4,164,068
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	39,594,496	6,153,353
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	12,892,156	2,243,280
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	10,069,368	1,376,661
Federal National Mortgage Association (FNMA) REMIC, 2021-61 PI, IO, PAC	2.500%	9/25/51	8,415,235	969,762
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	12,700,032	1,644,592
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	7,751,730	6,665,323
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	6,380,504	943,103
Federal National Mortgage Association (FNMA) REMIC, 2022-18 PI, IO	4.000%	11/25/51	17,436,516	3,789,921
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	15,721,292	2,207,658
Federal National Mortgage Association (FNMA) REMIC, 2023-48 IA, IO	2.500%	12/25/50	13,480,097	1,945,584
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	61,366,393	$10,630,875
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	7,975,812	1,418,127
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	230,542	40,657
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	424,594	90,555
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	202,101	38,180
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	104,480	19,768 (c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	88,413	18,365 (c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	128,218	19,581
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	615,552	128,155
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	485,646	10,625
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	31,699	880
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,481,468	230,714
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,095,756	203,169
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	501,780	96,140
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	48,363,053	$7,731,521
Federal National Mortgage Association (FNMA) STRIPS, 436 C32, IO	2.000%	10/25/52	31,097,037	3,944,466
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	3,085,103	395,518
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	5.790%	6/25/37	6,698,099	1,569,426 (c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	683,714,386	2,837,004 (a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	1.537%	4/20/36	274,962	23,121 (c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	1.127%	8/20/37	1,106,543	29,615 (c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.027%	4/20/40	169,391	18,371 (c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.197%	1/20/40	2,824	4 (c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	18,984,635	18,974,907
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	768,577	8 (c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.433%	5/20/60	100,369	100,946 (c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.787%	8/20/58	239,073	238,773 (c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.817%	12/20/60	113,511	113,243 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.837%	12/20/60	1,713,251	$1,709,556 (c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	23,106	7
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.887%	2/20/61	563,242	562,429 (c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.917%	3/20/61	1,549,770	1,548,394 (c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.937%	3/20/61	991,147	990,221 (c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.597%	3/20/42	745,017	70,884 (c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	8,732	2
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.657%	8/16/42	1,284,477	130,640 (c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.612%	1/16/54	18,026,798	415,404 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	21,082,907	29,537 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,487,341	149,620 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.802%	11/16/47	2,784,426	2,463,694 (c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	792,877	22,126 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	238,880	223,533 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	297,589	96
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	277,393	53,959
Government National Mortgage Association (GNMA), 2015-69 IO, IO	5.000%	5/20/45	2,790,138	598,636
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.697%	2/20/46	10,762,152	$1,048,940 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,034,032	375,861
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.170%	2/16/58	10,537,907	670,190 (c)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.657%	10/16/46	4,509,861	602,019 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.770%	8/15/58	14,762,048	552,093 (c)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.357%	7/20/65	125,421	125,554 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.565%	12/16/58	27,118,885	839,400 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.447%	8/16/58	12,019,650	288,430 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.698%	2/16/57	14,625,625	549,979 (c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.570%	7/16/58	6,087,325	155,621 (c)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.603%	1/16/57	12,761,604	451,050 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.527%	11/16/56	25,933,736	772,911 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,810,412	146,946 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,780,523	328,282
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.505%	4/16/57	28,285,600	819,575 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.519%	12/16/59	14,562,251	500,505 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	10,715,005	432,936 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.675%	5/20/67	19,308,903	733,327 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	0.884%	7/20/67	18,697,430	$1,083,544 (c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.048%	9/20/67	14,324,258	511,004 (c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.251%	10/20/67	7,194,097	256,776 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.631%	11/20/67	1,995,735	65,701 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,792,044	2,425,697
Government National Mortgage Association (GNMA), 2018-45 IO, IO	0.542%	3/16/59	22,946,249	793,901 (c)
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.737%	2/20/68	3,732,571	3,717,755 (c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	7,209,437	7,219,796 (c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	4,532,809	4,513,784 (c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. Term SOFR + 0.414%)	5.737%	7/20/68	3,253,765	3,239,303 (c)
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	0.687%	9/20/68	31,865,366	1,274,933 (c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. Term SOFR + 0.965%)	5.768%	10/20/68	3,612,366	3,632,400 (c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,488,248	3,070,017
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	0.050%	10/20/69	17,157,780	1,054,358 (c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	13,997,407	2,533,338
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,125,346	927,271
Government National Mortgage Association (GNMA), 2020-68 IO, IO	1.615%	5/16/60	20,669,635	2,272,715 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.167%	4/16/62	38,830,302	$3,105,896 (c)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.989%	5/16/62	31,623,012	2,157,815 (c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	25,424,049	18,978,244
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	22,714,978	1,317,966 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.882%	6/16/62	21,064,706	1,305,860 (c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	5,557,196	752,895
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	19,098,336	2,593,751
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	8,666,381	1,190,238
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	8,353,877	1,137,895
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	19,462,702	1,680,094 (c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	5,839,347	819,173
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	8,081,838	1,109,441
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	26,212,429	3,502,743
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	22,336,041	3,110,939
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	60,839,513	6,696,167
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.912%	11/16/60	28,117,353	1,785,013 (c)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	4,318,894	780,848
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.587%	5/20/70	17,544,375	17,740,451 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.687%	4/20/70	3,566,459	$3,612,864 (c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.937%	7/20/70	1,715,533	1,692,288 (c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	7,366,555	7,243,433 (c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	1,932,042	1,899,411 (c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.837%	8/20/70	31,728	31,607 (c)
Government National Mortgage Association (GNMA), 2020-H20 FA (1 mo. Term SOFR + 0.464%)	5.787%	4/20/70	4,989,845	4,893,255 (c)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	13,061,839	1,022,683 (c)
Government National Mortgage Association (GNMA), 2021-11 IX, IO	1.160%	12/16/62	47,756,327	3,860,239 (c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	20,386,813	15,265,870
Government National Mortgage Association (GNMA), 2021-14 IO, IO	1.326%	6/16/63	20,948,368	1,936,857 (c)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	38,675,071	28,696,388
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	6,355,780	782,890
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	441,288	77,522
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.804%	1/16/61	21,317,934	1,191,617 (c)
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.815%	4/16/63	19,504,054	1,188,099 (c)
Government National Mortgage Association (GNMA), 2021-54 IO, IO	1.598%	9/16/63	29,177,828	3,254,320 (c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	31,964,206	1,924,984 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.815%	4/16/61	23,061,310	$1,361,653 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	29,928,455	1,865,902 (c)
Government National Mortgage Association (GNMA), 2021-71 IO, IO	0.875%	10/16/62	10,479,631	664,636 (c)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	1,593,790	1,230,626
Government National Mortgage Association (GNMA), 2021-94 IO, IO	0.832%	2/16/63	15,667,521	876,205 (c)
Government National Mortgage Association (GNMA), 2021-108 IO, IO	0.967%	6/16/61	48,505,636	3,375,037 (c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.874%	11/16/63	11,195,252	741,640 (c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	3,734,493	413,993
Government National Mortgage Association (GNMA), 2021-124 IO, IO	1.036%	10/16/62	4,115,241	284,682 (c)
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.881%	7/16/63	21,005,862	1,406,613 (c)
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	5,696,421	438,263 (c)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	26,579,371	2,057,863 (c)
Government National Mortgage Association (GNMA), 2021-147 KI	1.144%	6/16/61	27,835,026	2,210,134 (c)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,157,038	501,813
Government National Mortgage Association (GNMA), 2021-169 IO, IO	1.112%	6/16/61	15,191,974	1,215,855 (c)
Government National Mortgage Association (GNMA), 2021-181 IO, IO	0.970%	7/16/63	30,873,367	2,179,755 (c)
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,529,715	287,123
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,806,016	200,745 (c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	1,709,588
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,168,480	$438,534 (c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,528,116	1,089,114
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	17,169,459	13,922,421
Government National Mortgage Association (GNMA), 2022-24 AH	2.500%	2/20/52	9,407,577	7,978,208
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	4,304,481	654,255
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.566%	1/16/63	27,870,554	1,283,350 (c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	63,877,662	2,995,799 (c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	9,604,746
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	5,330,197	4,235,403
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	29,818,283
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	3,980,596
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	23,390,760	19,198,752
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	16,429,514	12,140,683 (c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.698%	7/16/64	10,704,194	656,678 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	21,749,511	1,376,024 (c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	14,200,000	10,507,681 (c)
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	10,311,824	2,027,664
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	59,485,563	46,027,704
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	59,985,442	3,467,650 (c)
Government National Mortgage Association (GNMA), 2023-130 IO, IO	4.000%	8/20/47	17,008,654	3,133,156
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	179,084,106	$7,403,426 (c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	6.100%	10/25/45	1,001,868	981,083 (c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. Term SOFR + 0.674%)	6.020%	11/25/45	7,652,168	4,103,854 (c)
GS Mortgage Securities Corp. Trust, 2018-HULA G (1 mo. Term SOFR + 3.703%)	9.033%	7/15/25	12,415,500	12,048,684 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.076%	11/15/32	12,548,000	12,374,436 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	7.176%	9/15/31	47,154,965	34,067,514 (a)(c)
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	25,250,000	25,437,592 (a)(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.159%	5/10/50	16,340,000	15,462,434 (c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	5,123,135
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	22,566,304	20,462,811 (a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	5.780%	11/25/35	501,802	259,022 (c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	5.933%	6/19/35	1,243,085	1,172,416 (c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	5.048%	6/19/45	1,844,518	831,943 (c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.633%	11/19/46	86,175	57,088 (c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	20,753,641	20,714,296 (a)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.980%	11/25/35	1,081,248	952,655 (c)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.960%	5/25/37	2,990,539	2,764,447 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.346%	8/25/35	99,585	$47,765 (c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	6.080%	10/25/36	35,727,254	14,574,916 (c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. Term SOFR + 0.254%)	1.966%	12/26/36	13,396,178	6,551,512 (a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,607,283
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.369%	7/15/48	19,921,000	18,546,335 (c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.777%	8/15/48	10,543,000	9,448,289 (c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	584,786
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	10,175,200	8,768,733 (a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,222,483	4,565,943 (a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,064,182	3,545,672 (a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	6,312,307	5,544,002 (a)(c)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.520%	7/25/52	11,601,052	9,795,792 (a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.271%	9/27/36	9,172,977	8,268,357 (a)(c)
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond (4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	19,141,746	18,829,661 (a)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. Term SOFR + 0.634%)	5.980%	2/25/46	7,902,655	6,693,657 (c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	7.678%	7/25/34	59,140	56,488 (c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.670%	4/25/46	63,378	53,821 (c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,119,407	687,205 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.810%	5/25/35	1,617,661	823,405 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.593%	11/15/38	35,957,432	$35,996,266 (a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	7.544%	4/15/38	133,381	132,118 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A4	3.337%	5/15/50	17,000,000	16,134,066
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	5.464%	7/25/34	7,199	6,425 (c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.583%	7/25/35	457,106	391,020 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	39,943,443	40,200,718 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	31,300,000	31,560,425 (a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.784%	4/16/36	21,484,275	20,656,243 (a)(c)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	26,680,000	28,090,139 (c)
MSWF Commercial Mortgage Trust, 2023-2 XA, IO	1.141%	12/15/56	100,558,317	6,477,353 (c)
Multifamily Trust, 2016-1 B	12.547%	4/25/46	1,260,092	1,252,527 (a)(c)
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step bond (5.000% to 6/1/26 then 6.000%)	5.000%	6/25/62	13,267,777	13,001,814 (a)
NJ Trust, 2023-GSP A	6.697%	1/6/29	20,040,000	20,686,551 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	44,934	22,442
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.970%	3/15/41	27,970,000	27,948,312 (a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	37,359,431	38,163,929 (a)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	20,061,206	20,151,422 (a)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.149%	11/27/31	3,778,945	3,781,465 (a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. Term SOFR + 7.036%)	1.690%	6/25/36	5,258,716	493,609 (c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	16,568,728	13,995,195 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	23,851,333	$19,387,456 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	39,946,153	40,014,916 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	326,688	128,769
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	100,287	64,555
RBSSP Resecuritization Trust, 2009-12 9A2	4.733%	3/25/36	3,908,044	2,695,303 (a)(c)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	31,900,000	32,165,418 (a)(c)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	25,632,930	26,159,166 (a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	0.576%	7/25/36	5,347,708	158,986 (a)(c)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	23,380,000	23,519,457 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	9,243,594	7,598,105
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,832,033 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.311%	1/15/27	15,000,000	14,000,901 (a)(c)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	15,393,292 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.798%	7/25/34	314	299 (c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.820%	7/25/46	65,586	53,522 (c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	6.193%	10/19/33	34,544	32,458 (c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	5.810%	4/25/36	15,460,600	3,719,058 (c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,123,711
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,552,275
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	15,403,028	15,034,733
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	51,937,751 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.679%	9/25/33	3,182	2,932 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.000%	3/25/37	5,047,254	$253,265 (c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. Term SOFR + 0.544%)	5.890%	6/25/37	1,743,191	1,413,536 (c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,541,575
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.302%	11/15/50	29,433,232	910,682 (c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,160,473
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	6,700,199 (a)(c)

Total Collateralized Mortgage Obligations (Cost — $2,914,399,021)				2,759,318,016
Sovereign Bonds — 5.7%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404	2,960,907
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	26,224,901	14,830,444
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000	8,677,704
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	60,210,993	24,987,562 (a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	23,629,519	9,806,251 (i)
Total Argentina				61,262,868
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,610,000	1,414,787 (i)
Brazil — 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	340,000,000 BRL	58,421,249
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	370,741,000 BRL	58,627,761
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — continued
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	8,970,000	$7,463,207
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	15,945,000	11,474,027
Total Brazil				135,986,244
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	7,210,000	5,538,945
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000	15,060,381
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	7,540,000	5,798,100
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000	7,068,265
Total Colombia				33,465,691
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	19,730,000	15,812,117 (i)
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,630,000	4,500,877 (i)
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	13,840,000	11,698,198
State of Israel, Senior Notes	3.375%	1/15/50	2,320,000	1,484,174
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000	3,224,272 (i)
Total Israel				16,406,644
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	2,216,500,000 JMD	15,145,927
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	3,600,000	3,278,358 (a)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	8,800,000	8,453,060 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	25,650,000	19,236,180 (a)
Total Kenya				30,967,598
Mexico — 3.4%
Mexican Bonos, Bonds	8.000%	11/7/47	3,311,990,000 MXN	147,952,450
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — continued
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,402,410,000 MXN	$113,103,020
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,126,736,200 MXN	358,193,838
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	16,150,000	12,081,682
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	13,680,000	10,461,926
Total Mexico				641,792,916
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000	7,536,299 (a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000	8,069,651 (a)
Total Nigeria				15,605,950
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	7,340,000	6,320,134
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,400,000	1,499,401
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,626,000	2,557,338
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	18,140,000	10,204,319
Total Peru				20,581,192
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	6,897,000,000 INR	83,715,168
Ukraine — 0.0%††
Ukraine Government International Bond, Senior Notes	7.253%	3/15/35	17,510,000	5,083,853 *(i)(j)
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1 (k)

Total Sovereign Bonds (Cost — $1,233,439,438)				1,081,741,833
			Face Amount†/ Units
Asset-Backed Securities — 4.9%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.944%	7/1/39	350,000	277,742 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.827%	4/19/37	7,270,000	$7,284,160 (a)(c)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.079%	10/15/36	29,520,000	29,771,359 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,804,151 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	22,050,000	21,928,463 (a)
Balboa Bay Loan Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.706%	1/20/32	2,405,176	2,406,739 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.560%	9/25/34	403,104	394,129 (c)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.819%	7/15/37	16,450,000	16,450,000 (a)(c)
Birch Grove CLO Ltd., 2023-5A A1 (3 mo. Term SOFR + 2.200%)	7.525%	4/20/35	9,670,000	9,714,592 (a)(c)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	21,200,000	21,355,525 (a)(c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.738%	4/19/34	970,000	971,882 (a)(c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.656%	4/20/34	4,700,000	4,704,441 (a)(c)
CIFC Funding Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.392%)	6.716%	10/20/34	3,050,000	3,057,265 (a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.960%	10/25/37	21,025,711	21,051,504 (a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. Term SOFR + 1.864%)	7.210%	10/25/37	61,697,500	57,448,140 (a)(c)
CLI Funding VIII LLC, 2023-1A A	6.310%	6/18/48	9,161,783	9,241,623 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.860%	12/28/48	11,234,555	11,245,250 (a)(c)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	6,160,000	6,196,638 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	5,327,088	4,605,901 (c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.593%	11/15/36	216,617	214,998 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.583%	1/15/37	1,458,534	$1,327,709 (c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	27,212,250	22,591,773 (a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	327,744	290,239 (a)
Dryden CLO Ltd., 2018-55A A1 (3 mo. Term SOFR + 1.282%)	6.610%	4/15/31	4,274,321	4,278,412 (a)(c)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.600%	11/25/69	5,340,058	5,350,765 (a)(c)
Elevation CLO Ltd., 2021-13A A1 (3 mo. Term SOFR + 1.452%)	6.780%	7/15/34	12,310,000	12,323,197 (a)(c)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	18,180,000	18,221,474 (a)(c)
Ford Credit Auto Owner Trust, 2023-2 C	6.160%	2/15/36	3,890,000	3,946,908 (a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	13,520,000	12,998,776
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.922%	8/17/37	10,000,000	10,039,350 (a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	5.960%	10/25/34	754,334	754,570 (a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	5.860%	10/25/46	3,860,508	3,483,867 (a)(c)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	21,540,000	19,682,922 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	38,366,601	32,554,930 (a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.645%	1/22/35	12,600,000	12,608,509 (a)(c)
J.G. Wentworth LLC, 2018-1A A	3.740%	10/17/72	5,937,731	5,234,781 (a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	6,780,500	6,323,750 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,150,742	5,912,721 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.716%	1/21/35	9,910,000	9,931,305 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	18,270,093	14,645,405 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,601,855	4,510,698 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	5.780%	10/25/36	2,993,362	$950,853 (c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	8,265,973	7,400,979 (a)
Magnetite Ltd., 2021-29A B (3 mo. Term SOFR + 1.662%)	6.990%	1/15/34	4,135,000	4,145,742 (a)(c)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.974%	9/17/37	15,590,000	15,641,838 (a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2003-HE3 M1 (1 mo. Term SOFR + 1.134%)	6.480%	10/25/33	12,862	12,824 (c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	11,170,104	10,272,094 (a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	5.830%	6/25/33	5,919,335	5,741,872 (c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. Term SOFR + 0.464%)	5.810%	3/25/33	3,711,451	3,597,430 (c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	5.770%	5/25/32	1,287,218	1,258,122 (c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,653,187	1,496,160 (a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	817,803 (a)
Neuberger Berman CLO Ltd., 2015-20A ARR (3 mo. Term SOFR + 1.422%)	6.750%	7/15/34	4,732,000	4,737,516 (a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,542,880	5,206,349 (a)
Oaktree CLO Ltd., 2022-3A A2 (3 mo. Term SOFR + 2.300%)	7.629%	7/15/35	3,700,000	3,701,147 (a)(c)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	8,070,000	8,087,111 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.077%	11/16/36	64,710,000	65,211,482 (a)(c)
OHA Credit Partners, 2021-16A A (3 mo. Term SOFR + 1.412%)	6.739%	10/18/34	4,300,000	4,309,736 (a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	18,500,356	16,043,862
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Origen Manufactured Housing Contract Trust, 2007-A A2	7.470%	4/15/37	3,672,606	$3,415,777 (c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. Term SOFR + 1.914%)	7.260%	7/25/35	1,080,329	1,063,313 (c)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.325%	10/20/35	10,700,000	10,723,552 (a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	44,410,000	44,799,395 (a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. Term SOFR + 0.864%)	5.359%	8/25/33	535,453	524,776 (c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	6.700%	3/25/34	3,528,745	2,942,005 (c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,373	6,167,804
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.960%	10/25/32	779,988	770,211 (a)(c)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	19,060,000	19,364,678 (a)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	9,010,000	9,028,718 (a)(c)
SMB Private Education Loan Trust, 2015-C R	11.919%	9/18/46	49,649	14,027,476 (a)(l)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 0.944%)	6.273%	9/15/37	2,317,726	2,311,309 (a)(c)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	9,854,805	9,265,588 (a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	12,843,770	10,736,575 (a)
SMB Private Education Loan Trust, 2023-C A1A	5.670%	11/15/52	18,150,452	18,340,836 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	7,809,230	7,144,990 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,425,008	6,486,322 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,511,233	10,553,470 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.680%	2/25/36	1,074,393	29,973 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.081%	5/25/31	3,072,440	$2,337,371 (a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,258,994	2,063,756 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	25,235,241	20,680,451 (a)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.969%	1/14/34	40,530,000	40,620,449 (a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	17,092,419	15,875,610 (a)
TIF Funding LLC, 2024-1A A	5.480%	4/20/49	9,047,125	9,024,298 (a)
TIF Funding LLC, 2024-1A C	6.310%	4/20/49	1,962,500	1,967,992 (a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	21,708,000	19,547,157 (a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,165,701	2,871,187
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	6,451,070	5,611,241
WISE CLO Ltd., 2023-2A A (3 mo. Term SOFR + 1.800%)	7.161%	1/15/37	18,560,000	18,660,560 (a)(c)
Ziply Fiber Issuer LLC, 2024-1A A2	6.640%	4/20/54	22,500,000	22,906,458 (a)

Total Asset-Backed Securities (Cost — $1,025,556,576)				938,632,781
			Face Amount†
U.S. Government & Agency Obligations — 4.3%
U.S. Government Obligations — 4.3%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,527,041
U.S. Treasury Bonds	4.750%	11/15/43	116,410,000	117,992,448 (m)
U.S. Treasury Bonds	3.625%	2/15/44	163,096,000	141,320,136 (m)(n)(o)
U.S. Treasury Bonds	2.875%	8/15/45	137,820,000	104,721,666 (m)(n)
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,215,078 (o)
U.S. Treasury Bonds	3.625%	5/15/53	32,160,000	27,372,431
U.S. Treasury Bonds	4.125%	8/15/53	93,100,000	86,717,558
U.S. Treasury Bonds	4.750%	11/15/53	204,000,000	210,932,814 (m)(n)
U.S. Treasury Bonds	4.250%	2/15/54	68,430,000	65,174,229 (o)
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,972,071
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	48,626,527

Total U.S. Government & Agency Obligations (Cost — $936,323,767)				814,571,999
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 3.0%
Communication Services — 0.3%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	11,884,801	$11,925,328 (c)(p)(q)
Media — 0.2%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.302%	12/7/30	2,105,547	2,084,102 (c)(p)(q)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.958%	9/18/26	29,435,507	29,540,444 (c)(p)(q)(r)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.943%	1/31/28	6,005,838	5,753,653 (c)(p)(q)
Total Media				37,378,199

Total Communication Services				49,303,527
Consumer Discretionary — 0.6%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.344%	5/6/30	7,291,725	7,317,939 (c)(p)(q)
Hotels, Restaurants & Leisure — 0.5%
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	8/17/28	10,861,739	10,911,541 (c)(p)(q)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	21,206,850	21,249,900 (c)(p)(q)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.097%	2/6/30	1,951,850	1,955,656 (c)(p)(q)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.864%	3/29/27	3,345,234	3,354,500 (c)(p)(q)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	21,133,775	21,171,288 (c)(p)(q)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	11/30/29	9,889,798	9,944,736 (c)(p)(q)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.958%	5/29/26	9,995,193	$9,990,195 (c)(p)(q)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.080%	4/14/29	18,903,380	18,935,515 (c)(p)(q)
Total Hotels, Restaurants & Leisure				97,513,331
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	16,680,000	16,652,561 (r)

Total Consumer Discretionary				121,483,831
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	7,782,166	7,793,840 (c)(p)(q)

Financials — 0.9%
Capital Markets — 0.2%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.330- 8.334%	3/5/29	10,294,935	10,262,763 (c)(p)(q)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.094%	6/30/28	19,834,855	19,837,731 (c)(p)(q)
Total Capital Markets				30,100,494
Financial Services — 0.4%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	26,590,000	26,660,197 (c)(p)(q)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.839%	10/22/26	9,268,412	9,295,105 (c)(p)(q)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	7/29/30	14,875,067	14,934,567 (c)(p)(q)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.085%	4/9/27	16,673,760	16,686,099 (c)(p)(q)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	7.085%	11/6/28	7,345,000	7,394,726 (c)(p)(q)
Trans Union LLC, 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	7.094%	6/5/31	6,751,782	6,748,406 (c)(p)(q)
Total Financial Services				81,719,100
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.3%
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.708%	2/19/28	17,915,317	$17,922,305 (c)(p)(q)(r)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.708%	12/23/26	16,018,299	15,907,052 (c)(p)(q)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.708%	7/31/27	9,388,718	9,243,521 (c)(p)(q)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.694%	8/21/28	17,560,378	17,452,557 (c)(p)(q)
Total Insurance				60,525,435

Total Financials				172,345,029
Health Care — 0.5%
Health Care Providers & Services — 0.2%
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	2/21/31	23,799,814	23,767,208 (c)(p)(q)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	5/30/31	16,860,000	16,853,003 (c)(p)(q)
Total Health Care Providers & Services				40,620,211
Health Care Technology — 0.1%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.579%	5/1/31	17,017,350	16,974,807 (c)(p)(q)
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.435%	10/1/27	18,086,951	17,559,354 (c)(p)(q)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B1 (1 mo. Term SOFR + 3.114%)	8.458%	5/5/28	11,581,831	11,603,547 (c)(p)(q)
Total Pharmaceuticals				29,162,901

Total Health Care				86,757,919
Industrials — 0.4%
Building Products — 0.0%††
EMRLD Borrower LP, Initial Term Loan B (1 mo. Term SOFR + 2.500%)	7.844%	5/31/30	1,734,320	1,736,306 (c)(p)(q)
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	3/19/29	3,844,880	3,851,859 (c)(p)(q)
Total Building Products				5,588,165
Commercial Services & Supplies — 0.3%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.458%	7/30/29	9,823,966	9,873,969 (c)(p)(q)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	5/12/28	31,611,013	$31,525,189 (c)(p)(q)(r)
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	7.344%	1/3/29	5,759,680	5,763,799 (c)(p)(q)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.594%	2/1/29	6,732,424	6,782,917 (c)(p)(q)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.826%	5/31/27	2,007,252	2,013,686 (c)(p)(q)
Total Commercial Services & Supplies				55,959,560
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.194%	6/7/28	2,885,386	2,887,377 (c)(p)(q)
Ground Transportation — 0.1%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	7.335%	4/10/31	14,700,000	14,701,396 (c)(p)(q)
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	2,493,187	2,556,501 (c)(p)(q)

Total Industrials				81,692,999
Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.844%	7/2/29	16,305,977	16,338,589 (c)(p)(q)
Software — 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan B6 (1 mo. Term SOFR + 2.000%)	7.339%	6/22/28	3,022,010	3,029,565 (c)(p)(q)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	10/8/28	8,144,451	8,159,722 (c)(e)(p)(q)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	18,620,585	18,189,984 (c)(p)(q)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.194%	2/1/28	4,971,225	4,977,812 (c)(p)(q)
Total Software				34,357,083

Total Information Technology				50,695,672
Utilities — 0.0%††
Electric Utilities — 0.0%††
NRG Energy Inc., Term Loan	—	3/27/31	2,992,500	2,996,615 (r)

Total Senior Loans (Cost — $570,756,186)				573,069,432
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 0.3%
U.S. Treasury Bonds, Inflation Indexed		1.500%	2/15/53	3,111,719	$2,616,996
U.S. Treasury Notes, Inflation Indexed		1.125%	1/15/33	52,746,287	48,824,231 (m)

Total U.S. Treasury Inflation Protected Securities (Cost — $55,109,352)					51,441,227
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $13,509,834)		3.875%	7/2/40	525,658,459 UYU	14,179,997
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $95.500		12/13/24	2,629	6,572,500	2,924,763
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.500		7/5/24	2,471	2,471,000	463,312
U.S. Treasury Bond Futures, Call @ $119.000		7/5/24	1,483	1,483,000	671,984

Total Exchange-Traded Purchased Options (Cost — $3,155,845)					4,060,059
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Put @ 425.000 bps , 425.000 bps payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44	JPMorgan Chase & Co.	11/29/24	129,690,000	129,690,000	1,883,948
U.S. Dollar/Mexican Peso, Call @ 17.226MXN	Goldman Sachs Group Inc.	7/9/24	131,630,000	131,630,000	8,151,140

Total OTC Purchased Options (Cost — $3,944,573)					10,035,088

Total Purchased Options (Cost — $7,100,418)					14,095,147
Total Investments before Short-Term Investments (Cost — $21,360,538,510)					19,754,990,017
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $36,921,622)	5.254%	36,921,622	$36,921,622 (s)(t)
Total Investments — 104.6% (Cost — $21,397,460,132)			19,791,911,639
Liabilities in Excess of Other Assets — (4.6)%			(878,072,919)
Total Net Assets — 100.0%			$18,913,838,720

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $1,025,409,167.
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	The coupon payment on this security is currently in default as of June 30, 2024.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(n)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(o)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(p)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(q)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	All or a portion of this loan has not settled as of June 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated
Companies was $36,921,622 and the cost was $36,921,622 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (0.2)%
Mortgage-Backed Securities — (0.2)%
FNMA — (0.2)%
Federal National Mortgage Association (FNMA)	4.500%	7/1/54	$(35,500,000)	$(33,471,230) (a)
GNMA — 0.0%††
Government National Mortgage Association (GNMA) II	4.500%	7/20/54	(11,900,000)	(11,314,233) (a)

Total Securities Sold Short (Proceeds — $(45,473,164))				$(44,785,463)

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1).
At June 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	5,281	13,202,500	$(231,044)
3-Month SOFR Futures, Put	12/13/24	95.000	2,629	6,572,500	(706,544)
U.S. Treasury 10-Year Notes Futures, Call	8/23/24	113.500	2,490	2,490,000	(427,969)
U.S. Treasury 10-Year Notes Futures, Put	7/26/24	109.500	2,991	2,991,000	(1,542,234)
Total Exchange-Traded Written Options (Premiums received — $5,780,972)					(2,907,791)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29	JPMorgan Chase & Co.	11/29/24	445.000 bps	399,000,000	(399,000,000)	(1,665,250)
U.S. Dollar/Australian Dollar, Put	Goldman Sachs Group Inc.	7/9/24	0.679	131,630,000	(131,630,000)	(112,344)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	7/9/24	17.359 MXN	52,708,000	(52,708,000)	(2,886,559)
Total OTC Written Options (Premiums received — $4,869,740)						(4,664,153)
Total Written Options (Premiums received — $10,650,712)						$(7,571,944)

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,851	3/25	$920,301,861	$916,008,488	$(4,293,373)
3-Month SOFR	1,024	6/25	244,925,638	244,313,600	(612,038)
3-Month SOFR	14,025	3/26	3,367,244,766	3,367,051,875	(192,891)
U.S. Treasury 5-Year Notes	59,166	9/24	6,274,071,261	6,305,801,640	31,730,379
U.S. Treasury Long- Term Bonds	22,592	9/24	2,641,979,295	2,672,916,000	30,936,705
U.S. Treasury Ultra Long-Term Bonds	67	9/24	8,559,366	8,398,031	(161,335)
United Kingdom Long Gilt Bonds	2,663	9/24	326,064,299	328,449,725	2,385,426
					59,792,873
Contracts to Sell:
Japanese 10-Year Bonds	303	9/24	269,750,622	269,044,565	706,057
U.S. Treasury 2-Year Notes	8,277	9/24	1,688,663,889	1,690,318,594	(1,654,705)
U.S. Treasury 10-Year Notes	26,801	9/24	2,937,268,789	2,947,691,368	(10,422,579)
U.S. Treasury Ultra 10-Year Notes	5,697	9/24	642,213,929	646,787,531	(4,573,602)
					(15,944,829)
Net unrealized appreciation on open futures contracts					$43,848,044

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,180,000	USD	951,857	Citibank N.A.	7/2/24	$(25,607)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	14,090,000	USD	2,589,125	Citibank N.A.	7/2/24	$(69,653)
BRL	19,270,000	USD	3,466,513	Citibank N.A.	7/2/24	(20,792)
BRL	42,990,000	USD	7,996,046	Citibank N.A.	7/2/24	(308,887)
BRL	43,190,000	USD	8,020,293	Citibank N.A.	7/2/24	(297,371)
BRL	80,400,000	USD	14,962,154	Citibank N.A.	7/2/24	(585,610)
BRL	125,049,143	USD	22,495,304	Citibank N.A.	7/2/24	(134,924)
BRL	134,260,000	USD	25,299,463	Citibank N.A.	7/2/24	(1,292,065)
USD	931,839	BRL	5,180,000	Citibank N.A.	7/2/24	5,589
USD	2,534,674	BRL	14,090,000	Citibank N.A.	7/2/24	15,203
USD	3,544,560	BRL	19,270,000	Citibank N.A.	7/2/24	98,839
USD	7,733,544	BRL	42,990,000	Citibank N.A.	7/2/24	46,385
USD	7,769,523	BRL	43,190,000	Citibank N.A.	7/2/24	46,601
USD	14,463,293	BRL	80,400,000	Citibank N.A.	7/2/24	86,749
USD	24,152,260	BRL	134,260,000	Citibank N.A.	7/2/24	144,863
USD	24,389,125	BRL	125,049,143	Citibank N.A.	7/2/24	2,028,746
BRL	113,488,881	USD	20,415,708	Goldman Sachs Group Inc.	7/2/24	(122,451)
BRL	118,780,000	USD	22,693,057	Goldman Sachs Group Inc.	7/2/24	(1,453,681)
BRL	181,081,976	USD	32,575,145	Goldman Sachs Group Inc.	7/2/24	(195,382)
USD	21,069,915	BRL	113,488,881	Goldman Sachs Group Inc.	7/2/24	776,657
USD	21,367,537	BRL	118,780,000	Goldman Sachs Group Inc.	7/2/24	128,160
USD	33,180,390	BRL	181,081,976	Goldman Sachs Group Inc.	7/2/24	800,626
USD	21,506,000	MXN	373,314,052	Citibank N.A.	7/11/24	1,141,451
INR	294,460,000	USD	3,521,415	Citibank N.A.	7/18/24	7,634
INR	976,100,000	USD	11,674,211	Citibank N.A.	7/18/24	24,168
CHF	17,520,000	USD	19,219,926	Bank of America N.A.	7/19/24	330,938
EUR	18,130,000	USD	19,426,313	Bank of America N.A.	7/19/24	9,694
EUR	18,260,000	USD	19,454,825	Bank of America N.A.	7/19/24	120,546
EUR	19,800,000	USD	21,116,066	Bank of America N.A.	7/19/24	110,240
EUR	19,930,000	USD	21,296,773	Bank of America N.A.	7/19/24	68,898
EUR	26,840,000	USD	28,656,155	Bank of America N.A.	7/19/24	117,282
MXN	61,480,000	USD	3,601,095	Bank of America N.A.	7/19/24	(251,645)
MXN	122,990,000	USD	7,196,100	Bank of America N.A.	7/19/24	(495,566)
MXN	309,610,000	USD	17,737,466	Bank of America N.A.	7/19/24	(869,814)
MXN	790,360,000	USD	44,056,536	Bank of America N.A.	7/19/24	(997,471)
USD	15,719,759	CHF	14,100,000	Bank of America N.A.	7/19/24	(14,669)
USD	17,520,000	CHF	15,950,646	Bank of America N.A.	7/19/24	(279,595)
USD	17,520,000	CHF	15,967,115	Bank of America N.A.	7/19/24	(297,973)
USD	10,122,271	EUR	9,410,000	Bank of America N.A.	7/19/24	34,415
USD	10,123,005	EUR	9,410,000	Bank of America N.A.	7/19/24	35,149
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,136,715	EUR	9,410,000	Bank of America N.A.	7/19/24	$48,860
USD	20,218,954	EUR	18,810,000	Bank of America N.A.	7/19/24	53,963
USD	20,249,435	EUR	18,810,000	Bank of America N.A.	7/19/24	84,444
USD	24,576,330	EUR	22,710,000	Bank of America N.A.	7/19/24	230,400
USD	184,887,862	EUR	173,017,479	Bank of America N.A.	7/19/24	(593,047)
CAD	9,870,000	USD	7,177,686	BNP Paribas SA	7/19/24	40,543
CAD	50,510,000	USD	36,729,069	BNP Paribas SA	7/19/24	210,416
JPY	42,498,895,510	USD	284,266,922	BNP Paribas SA	7/19/24	(19,249,734)
NOK	213,860,000	USD	19,496,431	BNP Paribas SA	7/19/24	544,785
NOK	876,470,192	USD	80,374,796	BNP Paribas SA	7/19/24	1,760,850
USD	10,401,992	CAD	14,180,000	BNP Paribas SA	7/19/24	31,731
USD	48,705,731	CAD	66,360,000	BNP Paribas SA	7/19/24	174,663
USD	18,951,519	CHF	17,110,000	BNP Paribas SA	7/19/24	(141,819)
USD	18,954,668	CHF	17,110,000	BNP Paribas SA	7/19/24	(138,670)
USD	19,826,441	CHF	17,750,000	BNP Paribas SA	7/19/24	18,916
USD	2,816,002	NOK	29,960,000	BNP Paribas SA	7/19/24	8,395
USD	4,835,353	NOK	51,610,000	BNP Paribas SA	7/19/24	(1,116)
USD	6,051,538	NOK	64,390,000	BNP Paribas SA	7/19/24	17,432
USD	6,303,218	NOK	68,070,000	BNP Paribas SA	7/19/24	(75,748)
USD	6,482,638	NOK	69,120,000	BNP Paribas SA	7/19/24	5,275
USD	9,069,310	NOK	96,600,000	BNP Paribas SA	7/19/24	16,745
AUD	602,485,036	USD	393,702,282	Citibank N.A.	7/19/24	8,449,024
GBP	11,470,000	USD	14,135,456	Citibank N.A.	7/19/24	365,615
GBP	30,250,000	USD	37,457,668	Citibank N.A.	7/19/24	786,220
GBP	30,270,000	USD	37,596,711	Citibank N.A.	7/19/24	672,461
INR	4,359,319,201	USD	52,189,915	Citibank N.A.	7/19/24	54,089
JPY	950,337,000	USD	6,128,964	Citibank N.A.	7/19/24	(202,795)
JPY	1,856,249,000	USD	12,138,598	Citibank N.A.	7/19/24	(563,288)
USD	7,817,751	AUD	11,690,000	Citibank N.A.	7/19/24	14,820
USD	8,229,829	AUD	12,330,000	Citibank N.A.	7/19/24	(294)
USD	9,548,110	AUD	14,610,000	Citibank N.A.	7/19/24	(203,884)
USD	9,828,868	AUD	15,030,000	Citibank N.A.	7/19/24	(203,471)
USD	13,230,601	AUD	19,900,000	Citibank N.A.	7/19/24	(52,403)
USD	13,535,675	AUD	20,590,000	Citibank N.A.	7/19/24	(207,896)
USD	17,085,123	AUD	25,740,000	Citibank N.A.	7/19/24	(96,008)
USD	19,124,042	AUD	29,170,000	Citibank N.A.	7/19/24	(346,572)
USD	21,660,676	AUD	32,410,000	Citibank N.A.	7/19/24	27,402
USD	10,807,195	GBP	8,640,000	Citibank N.A.	7/19/24	(116,018)
USD	10,808,995	GBP	8,630,000	Citibank N.A.	7/19/24	(101,575)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,529,560	GBP	17,230,000	Citibank N.A.	7/19/24	$(253,652)
USD	246,720,414	GBP	196,665,504	Citibank N.A.	7/19/24	(1,916,060)
USD	11,710,378	JPY	1,815,350,000	Citibank N.A.	7/19/24	390,109
CHF	16,490,000	USD	18,084,016	Goldman Sachs Group Inc.	7/19/24	317,454
CHF	16,530,000	USD	18,204,244	Goldman Sachs Group Inc.	7/19/24	241,862
MXN	368,961,000	USD	21,250,787	Goldman Sachs Group Inc.	7/19/24	(1,149,673)
USD	30,617,958	CAD	42,033,404	Goldman Sachs Group Inc.	7/19/24	(122,337)
USD	37,286,556	CAD	50,730,000	Goldman Sachs Group Inc.	7/19/24	186,178
USD	8,429,479	CHF	7,540,000	Goldman Sachs Group Inc.	7/19/24	15,465
USD	10,492,899	CHF	9,410,000	Goldman Sachs Group Inc.	7/19/24	(7,879)
USD	18,108,203	CHF	16,490,000	Goldman Sachs Group Inc.	7/19/24	(293,266)
USD	20,616,597	CHF	18,650,000	Goldman Sachs Group Inc.	7/19/24	(195,253)
USD	38,828,007	CHF	34,740,000	Goldman Sachs Group Inc.	7/19/24	61,054
USD	40,409,817	CHF	36,180,000	Goldman Sachs Group Inc.	7/19/24	35,944
USD	15,910,604	GBP	12,520,000	Goldman Sachs Group Inc.	7/19/24	82,059
USD	2,067,308	JPY	322,550,000	Goldman Sachs Group Inc.	7/19/24	55,931
USD	12,976,878	JPY	1,973,800,000	Goldman Sachs Group Inc.	7/19/24	668,536
USD	4,512,301	NOK	48,360,000	Goldman Sachs Group Inc.	7/19/24	(19,605)
USD	6,031,533	NOK	64,510,000	Goldman Sachs Group Inc.	7/19/24	(13,819)
USD	9,365,280	NOK	101,140,000	Goldman Sachs Group Inc.	7/19/24	(112,736)
USD	11,766,145	NOK	126,960,000	Goldman Sachs Group Inc.	7/19/24	(131,512)
USD	34,211,348	NOK	369,610,000	Goldman Sachs Group Inc.	7/19/24	(425,490)
MXN	52,930,000	USD	3,103,620	JPMorgan Chase & Co.	7/19/24	(219,976)
MXN	70,268,000	USD	3,922,190	JPMorgan Chase & Co.	7/19/24	(93,967)
MXN	211,670,000	USD	12,390,775	JPMorgan Chase & Co.	7/19/24	(858,926)
MXN	266,470,000	USD	14,839,338	JPMorgan Chase & Co.	7/19/24	(321,968)
MXN	334,570,000	USD	18,888,963	JPMorgan Chase & Co.	7/19/24	(661,482)
MXN	557,746,000	USD	30,036,405	JPMorgan Chase & Co.	7/19/24	349,775
USD	36,805,907	AUD	54,990,000	JPMorgan Chase & Co.	7/19/24	100,762
USD	24,714,129	CNH	178,510,157	JPMorgan Chase & Co.	7/19/24	218,398
USD	105,536,358	CNH	763,432,755	JPMorgan Chase & Co.	7/19/24	775,688
USD	136,943,808	CNH	992,870,000	JPMorgan Chase & Co.	7/19/24	699,030
USD	16,795,036	MXN	290,974,000	JPMorgan Chase & Co.	7/19/24	942,680
USD	86,335,136	MXN	1,441,106,096	JPMorgan Chase & Co.	7/19/24	7,823,216
USD	198,023,889	MXN	3,290,860,000	JPMorgan Chase & Co.	7/19/24	18,736,785
BRL	294,770,173	USD	57,169,212	Morgan Stanley & Co. Inc.	7/19/24	(4,570,966)
BRL	497,841,966	USD	97,447,926	Morgan Stanley & Co. Inc.	7/19/24	(8,613,925)
CAD	34,570,000	USD	25,082,696	Morgan Stanley & Co. Inc.	7/19/24	199,387
CAD	34,600,000	USD	25,140,701	Morgan Stanley & Co. Inc.	7/19/24	163,322
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	36,330,000	USD	26,374,911	Morgan Stanley & Co. Inc.	7/19/24	$194,313
CAD	71,904,907	USD	52,588,207	Morgan Stanley & Co. Inc.	7/19/24	(1,982)
MXN	108,820,000	USD	6,370,515	Morgan Stanley & Co. Inc.	7/19/24	(441,966)
MXN	177,100,000	USD	10,122,950	Morgan Stanley & Co. Inc.	7/19/24	(474,486)
USD	757,072	CAD	1,030,000	Morgan Stanley & Co. Inc.	7/19/24	3,802
USD	9,830,903	CAD	13,360,000	Morgan Stanley & Co. Inc.	7/19/24	60,332
USD	21,683,130	CAD	29,500,000	Morgan Stanley & Co. Inc.	7/19/24	108,891
USD	22,167,732	CAD	30,150,000	Morgan Stanley & Co. Inc.	7/19/24	118,129
USD	29,284,266	CAD	39,800,000	Morgan Stanley & Co. Inc.	7/19/24	177,327
USD	11,543,521	JPY	1,748,180,000	Morgan Stanley & Co. Inc.	7/19/24	642,114
USD	13,043,671	JPY	1,980,640,000	Morgan Stanley & Co. Inc.	7/19/24	692,676
USD	25,077,263	JPY	3,838,440,000	Morgan Stanley & Co. Inc.	7/19/24	1,141,287
USD	49,459,376	JPY	7,622,630,000	Morgan Stanley & Co. Inc.	7/19/24	1,925,718
BRL	19,270,000	USD	3,532,409	Citibank N.A.	8/2/24	(99,635)
BRL	181,081,976	USD	33,068,596	Goldman Sachs Group Inc.	8/2/24	(810,498)
Net unrealized appreciation on open forward foreign currency contracts						$5,105,553

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At June 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	1,965,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(20,217,582)	—	$(20,217,582)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	3,851,130,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(17,733,753)	$810,217	$(18,543,970)
	3,847,470,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(17,813,433)	987,443	(18,800,876)
	791,609,000	2/28/31	3.870% annually	Daily SOFR Compound annually	4,800,164	(2,629,529)	7,429,693
	844,334,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(13,519,680)	(8,719,739)	(4,799,941)
	127,382,000	2/15/48	3.050% annually	Daily SOFR Compound annually	15,277,647	3,719,393	11,558,254
	410,646,000	5/15/48	3.150% annually	Daily SOFR Compound annually	42,867,193	(77,321,419)	120,188,612
Total					$13,878,138	$(83,153,634)	$97,031,772

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.375%, due 10/15/28	$10,760,000	12/20/28	1.013%	1.000% quarterly	$(5,471)	$(206,408)	$200,937
Apache Corp., 4.875%, due 11/15/27	29,739,000	12/20/26	0.555%	1.000% quarterly	309,689	(466,810)	776,499
Total	$40,499,000				$304,218	$(673,218)	$977,436

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$199,150,100	6/20/29	5.000% quarterly	$(12,433,018)	$(13,308,787)	$875,769

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$96,827,000	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(1,651,432)	—	$(1,651,432)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Core Plus Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.245%
BRL-CDI	10.400%
Daily SOFR Compound	5.330%

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $21,360,538,510)	$19,754,990,017
Investments in affiliated securities, at value (Cost — $36,921,622)	36,921,622
Foreign currency, at value (Cost — $112,419,761)	112,478,161
Cash	22,065,252
Receivable for securities sold	334,618,163
Interest receivable	155,936,217
Deposits with brokers for centrally cleared swap contracts	128,163,750
Unrealized appreciation on forward foreign currency contracts	56,924,106
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $18,469,025)	19,377,935
Receivable for Fund shares sold	16,655,935
Principal paydown receivable	1,512,032
Deposits with brokers for OTC derivatives	940,000
Dividends receivable from affiliated investments	677,950
Deposits with brokers for open futures contracts and exchange-traded options	93,196
Prepaid expenses	20,746
Total Assets	20,641,375,082
Liabilities:
Payable for securities purchased	1,390,238,427
Payable to brokers — net variation margin on centrally cleared swap contracts	118,649,079
Unrealized depreciation on forward foreign currency contracts	51,818,553
Payable for Fund shares repurchased	47,812,593
Investments sold short, at value (proceeds received — $45,473,164)	44,785,463
Payable to brokers — net variation margin on open futures contracts	23,367,150
OTC swaps, at value (premiums received — $0)	21,869,014
Distributions payable	9,203,183
Written options, at value (premiums received — $10,650,712)	7,571,944
Investment management fee payable	5,597,982
Payable for open OTC swap contracts	1,041,286
Service and/or distribution fees payable	404,006
Directors’ fees payable	146,198
Accrued expenses	5,031,484
Total Liabilities	1,727,536,362
Total Net Assets	$18,913,838,720
Net Assets:
Par value (Note 7)	$2,058,913
Paid-in capital in excess of par value	27,707,030,511
Total distributable earnings (loss)	(8,795,250,704)
Total Net Assets	$18,913,838,720
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2024
Net Assets:
Class A	$992,281,218
Class C	$90,159,802
Class C1	$3,407
Class FI	$66,393,995
Class R	$268,404,799
Class I	$10,437,072,152
Class IS	$7,059,523,347
Shares Outstanding:
Class A	108,116,105
Class C	9,808,625
Class C1	371
Class FI	7,225,336
Class R	29,257,503
Class I	1,135,900,468
Class IS	768,604,984
Net Asset Value:
Class A (and redemption price)	$9.18
Class C*	$9.19
Class C1*	$9.18
Class FI (and redemption price)	$9.19
Class R (and redemption price)	$9.17
Class I (and redemption price)	$9.19
Class IS (and redemption price)	$9.18
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.54

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$530,061,431
Dividends from affiliated investments	3,344,939
Total Investment Income	533,406,370
Expenses:
Investment management fee (Note 2)	41,059,509
Transfer agent fees (Notes 2 and 5)	8,163,923
Service and/or distribution fees (Notes 2 and 5)	2,671,250
Shareholder reports	372,371
Legal fees	304,656
Directors’ fees	265,290
Fund accounting fees	213,103
Custody fees	186,142
Registration fees	128,270
Commitment fees (Note 9)	96,323
Insurance	94,146
Audit and tax fees	44,620
Interest expense	9,157
Miscellaneous expenses	97,428
Total Expenses	53,706,188
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,060,224)
Net Expenses	48,645,964
Net Investment Income	484,760,406
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short
Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions
(Notes 1, 3 and 4):

Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(319,259,376)†
Futures contracts	(54,808,305)
Written options	28,651,684
Swap contracts	132,736,787
Forward foreign currency contracts	(18,371,136)
Foreign currency transactions	(7,326,181)
Net Realized Loss	(238,376,527)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(213,595,213)
Futures contracts	(432,054,100)
Written options	3,692,285
Securities sold short	687,701
Swap contracts	(32,307,694)
Forward foreign currency contracts	3,588,196
Foreign currencies	(5,581,797)
Change in Net Unrealized Appreciation (Depreciation)	(675,570,622)
Net Loss on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(913,947,149)
Decrease in Net Assets From Operations	$(429,186,743)

†	Net of foreign capital gains tax of $2,929.
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$484,760,406	$1,075,755,691
Net realized loss	(238,376,527)	(2,194,029,920)
Change in net unrealized appreciation (depreciation)	(675,570,622)	2,593,634,229
Increase (Decrease) in Net Assets From Operations	(429,186,743)	1,475,360,000
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(468,678,211)	(921,347,533)
Return of capital	—	(131,669,304)
Decrease in Net Assets From Distributions to Shareholders	(468,678,211)	(1,053,016,837)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,670,737,584	6,082,340,710
Reinvestment of distributions	404,759,900	917,645,507
Cost of shares repurchased	(5,597,726,247)	(11,615,022,897)
Decrease in Net Assets From Fund Share Transactions	(2,522,228,763)	(4,615,036,680)
Decrease in Net Assets	(3,420,093,717)	(4,192,693,517)
Net Assets:
Beginning of period	22,333,932,437	26,526,625,954
End of period	$18,913,838,720	$22,333,932,437
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.57	$9.36	$11.91	$12.55	$11.96	$11.19
Income (loss) from operations:
Net investment income	0.20	0.38	0.28	0.21	0.26	0.35
Net realized and unrealized gain (loss)	(0.39)	0.20	(2.54)	(0.49)	0.80	0.98
Total income (loss) from operations	(0.19)	0.58	(2.26)	(0.28)	1.06	1.33
Less distributions from:
Net investment income	(0.20)	(0.32)	(0.29)	(0.28)	(0.29)	(0.40)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.05)	(0.00)[3]	—	—	—
Total distributions	(0.20)	(0.37)	(0.29)	(0.36)	(0.47)	(0.56)
Net asset value, end of period	$9.18	$9.57	$9.36	$11.91	$12.55	$11.96
Total return[4]	(2.02)%	6.39%	(19.10)%	(2.26)%	9.00%	11.88%
Net assets, end of period (millions)	$992	$1,362	$1,362	$1,458	$1,463	$1,306
Ratios to average net assets:
Gross expenses	0.86%[5]	0.83%	0.85%	0.82%[6]	0.83%	0.83%[6]
Net expenses[7,8]	0.82 [5]	0.82	0.82	0.82 [6]	0.82	0.82 [6]
Net investment income	4.39 [5]	4.06	2.79	1.75	2.13	2.99
Portfolio turnover rate[9]	35%	90%	62%	79%	137%	189%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.58	$9.37	$11.93	$12.57	$11.97	$11.21
Income (loss) from operations:
Net investment income	0.17	0.31	0.21	0.13	0.17	0.27
Net realized and unrealized gain (loss)	(0.39)	0.21	(2.55)	(0.50)	0.82	0.96
Total income (loss) from operations	(0.22)	0.52	(2.34)	(0.37)	0.99	1.23
Less distributions from:
Net investment income	(0.17)	(0.27)	(0.22)	(0.19)	(0.21)	(0.31)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.04)	(0.00)[3]	—	—	—
Total distributions	(0.17)	(0.31)	(0.22)	(0.27)	(0.39)	(0.47)
Net asset value, end of period	$9.19	$9.58	$9.37	$11.93	$12.57	$11.97
Total return[4]	(2.35)%	5.67%	(19.71)%	(2.94)%	8.32%	11.10%
Net assets, end of period (000s)	$90,160	$105,435	$145,649	$273,321	$326,121	$258,655
Ratios to average net assets:
Gross expenses	1.52%[5]	1.51%	1.51%	1.52%	1.51%	1.52%
Net expenses[6,7]	1.51 [5]	1.51	1.51	1.51	1.51	1.52
Net investment income	3.71 [5]	3.35	2.02	1.05	1.43	2.29
Portfolio turnover rate[8]	35%	90%	62%	79%	137%	189%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.60	$9.38	$11.95	$12.55	$11.96	$11.20
Income (loss) from operations:
Net investment income	0.17	0.33	0.22	0.15	0.21	0.32
Net realized and unrealized gain (loss)	(0.42)	0.22	(2.55)	(0.44)	0.80	0.96
Total income (loss) from operations	(0.25)	0.55	(2.33)	(0.29)	1.01	1.28
Less distributions from:
Net investment income	(0.17)	(0.29)	(0.24)	(0.23)	(0.24)	(0.36)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.04)	(0.00)[3]	—	—	—
Total distributions	(0.17)	(0.33)	(0.24)	(0.31)	(0.42)	(0.52)
Net asset value, end of period	$9.18	$9.60	$9.38	$11.95	$12.55	$11.96
Total return[4]	(2.64)%	5.88%	(19.54)%	(2.42)%[5]	8.59%	11.50%
Net assets, end of period (000s)	$3	$80	$135	$237	$1,394	$2,399
Ratios to average net assets:
Gross expenses	1.70%[6]	1.31%	1.34%	1.24%	1.27%	1.20%
Net expenses[7,8]	1.51 [6]	1.31	1.34	1.24	1.27	1.20
Net investment income	3.56 [6]	3.52	2.18	1.25	1.74	2.76
Portfolio turnover rate[9]	35%	90%	62%	79%	137%	189%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.58	$9.36	$11.92	$12.56	$11.97	$11.20
Income (loss) from operations:
Net investment income	0.20	0.38	0.28	0.21	0.26	0.35
Net realized and unrealized gain (loss)	(0.39)	0.21	(2.55)	(0.49)	0.80	0.98
Total income (loss) from operations	(0.19)	0.59	(2.27)	(0.28)	1.06	1.33
Less distributions from:
Net investment income	(0.20)	(0.32)	(0.29)	(0.28)	(0.29)	(0.40)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.05)	(0.00)[3]	—	—	—
Total distributions	(0.20)	(0.37)	(0.29)	(0.36)	(0.47)	(0.56)
Net asset value, end of period	$9.19	$9.58	$9.36	$11.92	$12.56	$11.97
Total return[4]	(2.02)%	6.50%	(19.15)%	(2.26)%	8.99%	11.87%
Net assets, end of period (000s)	$66,394	$83,022	$139,512	$318,386	$431,623	$414,254
Ratios to average net assets:
Gross expenses	0.83%[5]	0.80%[6]	0.82%	0.82%	0.82%	0.82%
Net expenses[7,8]	0.83 [5]	0.80 [6]	0.82	0.82	0.82	0.82
Net investment income	4.38 [5]	4.03	2.68	1.74	2.14	3.00
Portfolio turnover rate[9]	35%	90%	62%	79%	137%	189%

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56	$9.35	$11.90	$12.54	$11.95	$11.19
Income (loss) from operations:
Net investment income	0.19	0.35	0.25	0.18	0.22	0.32
Net realized and unrealized gain (loss)	(0.40)	0.20	(2.54)	(0.50)	0.80	0.96
Total income (loss) from operations	(0.21)	0.55	(2.29)	(0.32)	1.02	1.28
Less distributions from:
Net investment income	(0.18)	(0.30)	(0.26)	(0.24)	(0.25)	(0.36)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.04)	(0.00)[3]	—	—	—
Total distributions	(0.18)	(0.34)	(0.26)	(0.32)	(0.43)	(0.52)
Net asset value, end of period	$9.17	$9.56	$9.35	$11.90	$12.54	$11.95
Total return[4]	(2.16)%	6.08%	(19.37)%	(2.56)%	8.67%	11.56%
Net assets, end of period (millions)	$268	$283	$285	$375	$350	$298
Ratios to average net assets:
Gross expenses	1.12%[5]	1.11%[6]	1.13%	1.12%	1.13%	1.12%
Net expenses[7]	1.12 [5]	1.11 [6]	1.12	1.12	1.12	1.12
Net investment income	4.10 [5]	3.77	2.47	1.46	1.83	2.69
Portfolio turnover rate[9]	35%	90%	62%	79%	137%	189%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.58	$9.36	$11.92	$12.56	$11.97	$11.20
Income (loss) from operations:
Net investment income	0.22	0.41	0.32	0.26	0.31	0.40
Net realized and unrealized gain (loss)	(0.40)	0.22	(2.55)	(0.50)	0.80	0.97
Total income (loss) from operations	(0.18)	0.63	(2.23)	(0.24)	1.11	1.37
Less distributions from:
Net investment income	(0.21)	(0.36)	(0.32)	(0.32)	(0.34)	(0.44)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.05)	(0.01)	—	—	—
Total distributions	(0.21)	(0.41)	(0.33)	(0.40)	(0.52)	(0.60)
Net asset value, end of period	$9.19	$9.58	$9.36	$11.92	$12.56	$11.97
Total return[3]	(1.83)%	6.78%	(18.78)%	(1.90)%	9.39%	12.29%
Net assets, end of period (millions)	$10,437	$12,880	$16,128	$26,512	$25,642	$20,112
Ratios to average net assets:
Gross expenses	0.53%[4]	0.52%	0.53%	0.52%	0.52%	0.52%
Net expenses[5,6]	0.45 [4]	0.45	0.45	0.45	0.45	0.45
Net investment income	4.71 [4]	4.41	3.10	2.12	2.49	3.36
Portfolio turnover rate[7]	35%	90%	62%	79%	137%	189%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.57	$9.36	$11.92	$12.56	$11.96	$11.20
Income (loss) from operations:
Net investment income	0.22	0.42	0.32	0.26	0.31	0.40
Net realized and unrealized gain (loss)	(0.39)	0.20	(2.55)	(0.49)	0.81	0.96
Total income (loss) from operations	(0.17)	0.62	(2.23)	(0.23)	1.12	1.36
Less distributions from:
Net investment income	(0.22)	(0.36)	(0.32)	(0.33)	(0.34)	(0.44)
Net realized gains	—	—	—	(0.08)	(0.18)	(0.16)
Return of capital	—	(0.05)	(0.01)	—	—	—
Total distributions	(0.22)	(0.41)	(0.33)	(0.41)	(0.52)	(0.60)
Net asset value, end of period	$9.18	$9.57	$9.36	$11.92	$12.56	$11.96
Total return[3]	(1.92)%	6.93%	(18.85)%	(1.87)%	9.51%	12.33%
Net assets, end of period (millions)	$7,060	$7,621	$8,466	$12,736	$10,815	$8,583
Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.42%	0.42%	0.42%	0.42%
Net expenses[5,6]	0.42 [4]	0.42	0.42	0.42	0.42	0.42
Net investment income	4.80 [4]	4.45	3.15	2.16	2.52	3.39
Portfolio turnover rate[7]	35%	90%	62%	79%	137%	189%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 55%, 55%, 56%, 95% and 122%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,386,949,610	$1,830,000	$2,388,779,610
Other Corporate Bonds & Notes	—	4,517,566,074	—	4,517,566,074
Mortgage-Backed Securities	—	6,601,593,901	—	6,601,593,901
Collateralized Mortgage Obligations	—	2,759,318,016	—	2,759,318,016
Sovereign Bonds	—	1,081,741,833	—	1,081,741,833
Asset-Backed Securities	—	938,632,781	—	938,632,781
U.S. Government & Agency Obligations	—	814,571,999	—	814,571,999
Senior Loans:
Information Technology	—	42,535,950	8,159,722	50,695,672
Other Senior Loans	—	522,373,760	—	522,373,760
U.S. Treasury Inflation Protected Securities	—	51,441,227	—	51,441,227
Non-U.S. Treasury Inflation Protected Securities	—	14,179,997	—	14,179,997
Purchased Options:
Exchange-Traded Purchased Options	$4,060,059	—	—	4,060,059
OTC Purchased Options	—	10,035,088	—	10,035,088
Total Long-Term Investments	4,060,059	19,740,940,236	9,989,722	19,754,990,017
Short-Term Investments†	36,921,622	—	—	36,921,622
Total Investments	$40,981,681	$19,740,940,236	$9,989,722	$19,791,911,639

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$65,758,567	—	—	$65,758,567
Forward Foreign Currency Contracts††	—	$56,924,106	—	56,924,106
Centrally Cleared Interest Rate Swaps††	—	139,176,559	—	139,176,559
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	977,436	—	977,436
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	875,769	—	875,769
Total Other Financial Instruments	$65,758,567	$197,953,870	—	$263,712,437
Total	$106,740,248	$19,938,894,106	$9,989,722	$20,055,624,076
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$44,785,463	—	$44,785,463
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,907,791	—	—	2,907,791
OTC Written Options	—	4,664,153	—	4,664,153
Futures Contracts††	21,910,523	—	—	21,910,523
Forward Foreign Currency Contracts††	—	51,818,553	—	51,818,553
OTC Interest Rate Swaps	—	20,217,582	—	20,217,582
Centrally Cleared Interest Rate Swaps††	—	42,144,787	—	42,144,787
OTC Total Return Swaps	—	1,651,432	—	1,651,432
Total Other Financial Instruments	$24,818,314	$120,496,507	—	$145,314,821
Total	$24,818,314	$165,281,970	—	$190,100,284

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2024, the total notional value of all credit default swaps to sell protection was $40,499,000. This amount would be offset

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation,

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2024, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co., Morgan Stanley & Co. Inc. and Goldman Sachs Group Inc. in the amounts of $2,517,619, $1,570,348 and $216,690, respectively.
(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund held OTC written options, forward foreign currency contracts, OTC interest rate swaps and OTC total return swaps with credit related contingent features which had a liability position of $78,351,720. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
amount to its derivatives counterparties. As of June 30, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $35,849,847 which could be used to reduce the required payment.
At June 30, 2024, the Fund held non-cash collateral from Goldman Sachs Group Inc. in the amounts of $6,457,624. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
FTFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $5,060,224, which included an affiliated money market waiver of $71,604.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C1	Class I
Expires December 31, 2024	$453,791	—	$15,444,030
Expires December 31, 2025	175,328	—	9,809,110
Expires December 31, 2026	248,875	$29	4,739,716
Total fee waivers/expense reimbursements subject to recapture	$877,994	$29	$29,992,856
For the six months ended June 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $174,959 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$23,804	—
CDSCs	7,236	$574
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,175,768,439	$6,335,169,757
Sales	2,799,964,237	6,647,723,628
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$21,397,460,132	$139,197,924	$(1,744,746,417)	$(1,605,548,493)
Securities sold short	(45,473,164)	687,701	—	687,701
Written options	(10,650,712)	5,045,439	(1,966,671)	3,078,768
Futures contracts	—	65,758,567	(21,910,523)	43,848,044
Forward foreign currency contracts	—	56,924,106	(51,818,553)	5,105,553
Swap contracts	(97,135,639)	141,029,764	(64,013,801)	77,015,963
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$5,944,007	$8,151,140	—	$14,095,147
Futures contracts[3]	65,758,567	—	—	65,758,567
Forward foreign currency contracts	—	56,924,106	—	56,924,106
Centrally cleared swap contracts[4]	139,176,559	—	$1,853,205	141,029,764
Total	$210,879,133	$65,075,246	$1,853,205	$277,807,584

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Market Risk	Total
Written options	$4,573,041	$2,998,903	—	$7,571,944
Futures contracts[3]	21,910,523	—	—	21,910,523
Forward foreign currency contracts	—	51,818,553	—	51,818,553
OTC swap contracts[5]	20,217,582	—	$1,651,432	21,869,014
Centrally cleared swap contracts[4]	42,144,787	—	—	42,144,787
Total	$88,845,933	$54,817,456	$1,651,432	$145,314,821

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(24,583,302)	$(8,991,006)	—	—	$(33,574,308)
Futures contracts	(41,056,933)	(13,751,372)	—	—	(54,808,305)
Written options	24,319,063	4,332,621	—	—	28,651,684
Swap contracts	102,595,900	—	$31,182,173	$(1,041,286)	132,736,787
Forward foreign currency contracts	—	(18,371,136)	—	—	(18,371,136)
Total	$61,274,728	$(36,780,893)	$31,182,173	$(1,041,286)	$54,634,722

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$4,196,563	$8,462,966	—	—	$12,659,529
Futures contracts	(401,668,025)	(30,386,075)	—	—	(432,054,100)
Written options	2,599,003	1,093,282	—	—	3,692,285
Swap contracts	(14,661,467)	—	$(15,994,795)	$(1,651,432)	(32,307,694)
Forward foreign currency contracts	—	3,588,196	—	—	3,588,196
Total	$(409,533,926)	$(17,241,631)	$(15,994,795)	$(1,651,432)	$(444,421,784)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$11,653,373
Written options	7,510,142
Futures contracts (to buy)	19,140,592,702
Futures contracts (to sell)	10,710,385,606
Forward foreign currency contracts (to buy)	1,633,971,022
Forward foreign currency contracts (to sell)	1,777,389,931
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Average Notional Balance
Interest rate swap contracts	$3,749,071,102
Credit default swap contracts (buy protection)	209,709,885
Credit default swap contracts (sell protection)	2,554,436,943
Total return swap contracts	311,787
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$1,244,829	$(3,799,780)	$(2,554,951)	—	$(2,554,951)
BNP Paribas SA	2,829,751	(19,607,087)	(16,777,336)	—	(16,777,336)
Citibank N.A.	14,405,968	(9,985,019)	4,420,949	$3,138,584	7,559,533
Goldman Sachs Group Inc.	11,521,066	(5,165,926)	6,355,140	(6,457,624)	(102,484)
JPMorgan Chase & Co.	31,530,282	(25,690,583)	5,839,699	21,403,372	27,243,071
Morgan Stanley & Co. Inc.	5,427,298	(14,103,325)	(8,676,027)	11,307,891	2,631,864
Total	$66,959,194	$(78,351,720)	$(11,392,526)	$29,392,223	$17,999,697

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,422,512	$1,105,412
Class C	481,842	46,128
Class C1	104	87
Class FI	89,153	58,048
Class R	677,639	274,074
Class I	—	6,516,316
Class IS	—	163,858
Total	$2,671,250	$8,163,923
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$252,756
Class C	338
Class C1	29
Class FI	250
Class R	969
Class I	4,779,939
Class IS	25,943
Total	$5,060,224
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$24,096,702	$47,251,718
Class C	1,712,754	3,496,301
Class C1	524	2,903
Class FI	1,501,704	3,741,582
Class R	5,354,706	9,135,960
Class I	268,276,721	553,424,873
Class IS	167,735,100	304,294,196
Total	$468,678,211	$921,347,533
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Return of Capital:
Class A	—	$6,752,719
Class C	—	499,655
Class C1	—	415
Class FI	—	534,708
Class R	—	1,305,616
Class I	—	79,089,665
Class IS	—	43,486,526
Total	—	$131,669,304
7. Capital shares
At June 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	18,727,006	$174,054,691	55,154,299	$516,514,565
Shares issued on reinvestment	2,142,040	19,809,087	4,831,037	45,024,921
Shares repurchased	(55,116,898)	(511,723,940)	(63,203,450)	(588,307,566)
Net decrease	(34,247,852)	$(317,860,162)	(3,218,114)	$(26,768,080)
Class C
Shares sold	790,782	$7,351,585	1,853,388	$17,287,341
Shares issued on reinvestment	156,328	1,446,639	356,550	3,332,774
Shares repurchased	(2,142,325)	(19,839,429)	(6,751,623)	(63,470,846)
Net decrease	(1,195,215)	$(11,041,205)	(4,541,685)	$(42,850,731)
Class C1
Shares sold	3	$32	8	$71
Shares issued on reinvestment	46	438	350	3,287
Shares repurchased	(8,063)	(74,871)	(6,389)	(61,557)
Net decrease	(8,014)	$(74,401)	(6,031)	$(58,199)
Class FI
Shares sold	270,182	$2,512,927	1,135,506	$10,664,272
Shares issued on reinvestment	158,465	1,465,772	445,720	4,172,368
Shares repurchased	(1,871,377)	(17,441,588)	(7,814,074)	(73,131,681)
Net decrease	(1,442,730)	$(13,462,889)	(6,232,848)	$(58,295,041)

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class R
Shares sold	948,770	$8,800,702	2,636,364	$24,545,202
Shares issued on reinvestment	579,058	5,345,565	1,117,768	10,424,151
Shares repurchased	(1,858,215)	(17,199,539)	(4,679,090)	(43,128,966)
Net decrease	(330,387)	$(3,053,272)	(924,958)	$(8,159,613)
Class I
Shares sold	140,524,575	$1,305,287,870	382,606,170	$3,586,485,922
Shares issued on reinvestment	26,438,921	244,569,779	62,043,764	579,903,745
Shares repurchased	(375,821,767)	(3,466,832,650)	(822,083,983)	(7,642,364,039)
Net decrease	(208,858,271)	$(1,916,975,001)	(377,434,049)	$(3,475,974,372)
Class IS
Shares sold	127,336,174	$1,172,729,777	206,522,009	$1,926,843,337
Shares issued on reinvestment	14,295,331	132,122,620	29,447,432	274,784,261
Shares repurchased	(168,978,800)	(1,564,614,230)	(344,347,316)	(3,204,558,242)
Net decrease	(27,347,295)	$(259,761,833)	(108,377,875)	$(1,002,930,644)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$178,098,146	$2,660,635,456	2,660,635,456	$2,801,811,980	2,801,811,980
Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,344,939	—	$36,921,622
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $6,533,145,322, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Core Plus Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Core Plus Bond Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2023 was above the
Western Asset Core Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
median and that its performance for the 3- and 5-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 10-year periods ended December 31, 2023 and trailed the performance of its benchmark index for the 3- and 5-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and that its Actual Management Fee was below the median of the peer group.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The

Western Asset Core Plus Bond Fund

Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Core Plus Bond Fund

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Western Asset
Core Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Plus Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90150-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024